UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market

Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.	4,851	$151,933
Aerojet Rocketdyne Holdings, Inc. (a)	10,910	191,798
Aerovironment, Inc. (a)	3,384	82,603
Astronics Corp. (a)	3,142	141,547
B/E Aerospace, Inc.	15,284	789,571
BWX Technologies, Inc.	15,621	599,378
CPI Aerostructures, Inc. (a)	2,281	15,648
Cubic Corp.	3,758	175,912
Curtiss-Wright Corp.	6,478	590,211
Ducommun, Inc. (a)	1,874	42,802
Engility Holdings, Inc. (a)	2,637	83,066
Esterline Technologies Corp. (a)	4,377	332,827
HEICO Corp.	2,890	199,988
HEICO Corp., Class A	5,544	335,467
Hexcel Corp.	13,909	616,169
Huntington Ingalls Industries, Inc.	7,025	1,077,775
Innovative Solutions & Support, Inc. (a)	4,600	14,628
KLX, Inc. (a)	7,865	276,848
Kratos Defense & Security Solutions, Inc. (a)	7,970	54,913
LMI Aerospace, Inc. (a)	2,720	19,312
Mantech International Corp., Class A	3,813	143,712
Moog, Inc., Class A (a)	4,945	294,425
Orbital ATK, Inc.	8,889	677,608
RBC Bearings, Inc. (a)	3,670	280,682
Smith & Wesson Holding Corp. (a)	8,805	234,125
Spirit Aerosystems Holdings, Inc., Class A (a)	19,601	873,029
Sturm Ruger & Co., Inc.	2,841	164,096
Taser International, Inc. (a)	8,193	234,402
Teledyne Technologies, Inc. (a)	5,168	557,782
Triumph Group, Inc.	7,487	208,738
VSE Corp.	1,288	43,779

		9,504,774
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	4,317
Amyris, Inc. (a)(b)	8,820	5,116
Enphase Energy, Inc. (a)	5,033	5,939
FuelCell Energy, Inc. (a)(b)	6,237	33,805
Green Brick Partners, Inc. (a)	3,198	26,415
Green Plains, Inc.	5,207	136,423
MagneGas Corp. (a)(b)	3,416	2,220
Ocean Power Technologies, Inc. (a)(b)	1,146	8,068
Pattern Energy Group, Inc.	10,166	228,633
Plug Power, Inc. (a)(b)	35,694	61,037
Renewable Energy Group, Inc. (a)	7,321	62,009
REX American Resources Corp. (a)	921	78,064
SolarEdge Technologies, Inc. (a)(b)	4,302	74,123

Common Stocks	Shares	Value
Alternative Energy (continued)
SunPower Corp. (a)(b)	9,200	$82,064
TerraVia Holdings, Inc. (a)	13,122	36,086

		844,319
Automobiles & Parts — 1.8%
Allison Transmission Holdings, Inc.	25,197	722,650
American Axle & Manufacturing Holdings, Inc. (a)	11,370	195,791
Autoliv, Inc.	13,229	1,412,857
Cooper Tire & Rubber Co.	8,072	306,897
Cooper-Standard Holding, Inc. (a)	2,584	255,299
Dana Holding Corp.	21,805	339,940
Dorman Products, Inc. (a)	4,690	299,691
Federal-Mogul Holdings Corp. (a)	4,135	39,737
Gentex Corp.	43,484	763,579
Gentherm, Inc. (a)	5,419	170,265
Lear Corp.	10,763	1,304,691
Modine Manufacturing Co. (a)	7,896	93,647
Motorcar Parts of America, Inc. (a)	2,943	84,700
Standard Motor Products, Inc.	2,952	140,987
Stoneridge, Inc. (a)	4,259	78,366
Strattec Security Corp.	573	20,227
Superior Industries International, Inc.	3,414	99,552
Tenneco, Inc. (a)	8,465	493,256
Tesla Motors, Inc. (a)(b)	17,267	3,522,986
Titan International, Inc.	6,931	70,142
Tower International, Inc.	3,363	81,048
U.S. Auto Parts Network, Inc. (a)	3,527	11,604
Visteon Corp.	5,070	363,316
WABCO Holdings, Inc. (a)	7,941	901,542

		11,772,770
Banks — 6.6%
1st Source Corp.	2,766	98,732
American National Bankshares, Inc.	2,205	61,630
Ameris Bancorp	5,413	189,184
Ames National Corp.	2,125	58,777
Arrow Financial Corp.	2,793	91,694
Associated Banc-Corp	22,147	433,860
Astoria Financial Corp.	13,130	191,698
Banc of California, Inc.	7,769	135,647
Bancfirst Corp.	1,354	98,179
Bancorp of New Jersey, Inc.	2,128	24,195
Bancorp, Inc. (a)	6,496	41,704
BancorpSouth, Inc.	12,804	297,053
Bank Mutual Corp.	7,238	55,588
Bank of Hawaii Corp.	6,345	460,774
Bank of Marin Bancorp	1,247	62,013
Bank of the Ozarks, Inc.	13,749	527,962
BankFinancial Corp.	3,939	50,025
BankUnited, Inc.	15,771	476,284

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Banner Corp.	4,201	$183,752
Bar Harbor Bankshares	1,552	56,989
BCB Bancorp, Inc.	3,436	38,655
Bear State Financial, Inc.	4,309	39,600
Beneficial Bancorp, Inc.	12,021	176,829
Berkshire Hills Bancorp, Inc.	4,850	134,393
Blue Hills Bancorp, Inc.	5,873	88,212
BNC Bancorp	7,405	180,090
BofI Holding, Inc. (a)	8,936	200,166
BOK Financial Corp.	3,310	228,291
Boston Private Financial Holdings, Inc.	12,591	161,543
Bridge Bancorp, Inc.	3,096	88,515
Brookline Bancorp, Inc.	11,463	139,734
Bryn Mawr Bank Corp.	2,983	95,426
California First National Bancorp	882	12,313
Camden National Corp.	1,969	94,000
Capital Bank Financial Corp., Class A	4,025	129,243
Capital City Bank Group, Inc.	2,343	34,606
Capitol Federal Financial, Inc.	18,668	262,659
Cardinal Financial Corp.	5,232	136,503
Cascade Bancorp (a)	7,559	45,808
Cathay General Bancorp	11,246	346,152
Centerstate Banks, Inc.	7,831	138,844
Central Pacific Financial Corp.	5,395	135,900
Century Bancorp, Inc., Class A	997	45,184
Chemical Financial Corp.	10,472	462,129
Chicopee Bancorp, Inc.	1,164	21,534
Citizens & Northern Corp.	2,833	62,241
City Holding Co.	2,469	124,166
Civista Bancshares, Inc.	1,968	27,906
Clifton Bancorp, Inc.	4,768	72,903
CNB Financial Corp.	2,894	61,237
CoBiz Financial, Inc.	6,271	83,467
Colony Bankcorp, Inc. (a)	463	4,579
Columbia Banking System, Inc.	8,927	292,091
Commerce Bancshares, Inc.	12,630	622,154
Community Bank System, Inc.	6,838	328,976
Community Trust Bancorp, Inc.	2,821	104,687
CommunityOne Bancorp (a)	2,905	40,205
ConnectOne Bancorp, Inc.	4,852	87,627
Cullen/Frost Bankers, Inc.	8,447	607,677
Customers Bancorp, Inc. (a)	4,665	117,371
CVB Financial Corp.	15,007	264,273
Dime Community Bancshares, Inc.	5,246	87,923
Eagle Bancorp, Inc. (a)	4,741	233,874
East West Bancorp, Inc.	22,021	808,391
Eastern Virginia Bankshares, Inc.	2,546	20,470
Enterprise Bancorp, Inc.	1,672	46,816
Enterprise Financial Services Corp.	3,377	105,531
ESSA Bancorp, Inc.	3,300	45,639
Farmers Capital Bank Corp.	1,739	51,544

Common Stocks	Shares	Value
Banks (continued)
FCB Financial Holdings, Inc., Class A (a)	5,699	$219,013
Fidelity Southern Corp.	3,947	72,585
Financial Institutions, Inc.	2,741	74,308
First Bancorp, Inc.	2,552	61,171
First Bancorp, North Carolina	3,740	74,015
First BanCorp, Puerto Rico (a)	17,284	89,877
First Busey Corp.	5,356	121,046
First Citizens BancShares, Inc., Class A	1,356	398,515
First Commonwealth Financial Corp.	13,854	139,787
First Community Bancshares, Inc.	3,087	76,558
First Connecticut Bancorp, Inc.	3,182	56,608
First Defiance Financial Corp.	1,683	75,129
First Financial Bancorp	9,739	212,700
First Financial Bankshares, Inc.	10,240	373,146
First Financial Corp.	2,125	86,445
First Financial Northwest, Inc.	3,414	48,376
First Hawaiian, Inc. (a)	3,157	84,797
First Horizon National Corp.	35,537	541,228
First Interstate Bancsystem, Inc.	3,341	105,275
First Merchants Corp.	6,558	175,426
First Midwest Bancorp, Inc.	12,439	240,819
First NBC Bank Holding Co. (a)	2,797	26,404
First of Long Island Corp.	2,877	95,373
First Republic Bank	22,546	1,738,522
First South Bancorp, Inc.	3,052	29,574
First United Corp. (a)	2,396	29,662
Flagstar Bancorp, Inc. (a)	3,391	94,100
Flushing Financial Corp.	4,602	109,159
FNB Corp.	31,145	383,083
Fulton Financial Corp.	26,033	377,999
German American Bancorp, Inc.	2,419	94,172
Glacier Bancorp, Inc.	11,462	326,896
Great Southern Bancorp, Inc.	2,007	81,685
Great Western Bancorp, Inc.	9,153	304,978
Greene County Bancshares, Inc. (b)	3,466	—
Guaranty Bancorp	3,908	69,758
Hancock Holding Co.	11,721	380,112
Hanmi Financial Corp.	5,135	135,256
HarborOne Bancorp, Inc. (a)	4,847	76,389
Heartland Financial USA, Inc.	3,267	117,841
Heritage Commerce Corp.	5,501	60,181
Heritage Financial Corp.	5,517	99,030
HMN Financial, Inc. (a)	1,907	27,079
Home Bancorp, Inc.	1,783	49,924
Home BancShares, Inc.	18,592	386,899
HomeStreet, Inc. (a)	3,639	91,193
HomeTrust Bancshares, Inc. (a)	4,006	74,111
Hope Bancorp, Inc.	19,879	345,298
Horizon Bancorp	2,620	76,976
Iberiabank Corp.	6,138	411,983

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Independent Bank Corp.	8,264	$289,725
Independent Bank Group, Inc.	1,902	84,011
International Bancshares Corp.	8,860	263,851
Investors Bancorp, Inc.	46,137	554,105
Kearny Financial Corp.	14,266	194,160
Lakeland Bancorp, Inc.	6,993	98,182
Lakeland Financial Corp.	4,198	148,693
LegacyTexas Financial Group, Inc.	6,540	206,860
Macatawa Bank Corp.	6,531	52,183
MainSource Financial Group, Inc.	4,056	101,197
MB Financial, Inc.	10,674	406,039
Mercantile Bank Corp.	3,191	85,678
Merchants Bancshares, Inc.	1,756	56,877
Meridian Bancorp, Inc.	8,210	127,830
Meta Financial Group, Inc.	1,405	85,157
MidSouth Bancorp, Inc.	2,061	21,434
MidWestOne Financial Group, Inc.	1,932	58,675
MutualFirst Financial, Inc.	1,697	47,058
National Bank Holdings Corp., Class A	4,859	113,555
National Bankshares, Inc.	1,700	62,526
NBT Bancorp, Inc.	6,847	225,061
New York Community Bancorp, Inc.	73,392	1,044,368
Northfield Bancorp, Inc.	7,214	116,145
Northrim BanCorp, Inc.	1,757	45,243
Northwest Bancshares, Inc.	15,090	237,064
Norwood Financial Corp.	859	25,152
OceanFirst Financial Corp.	4,030	77,618
OFG Bancorp	7,031	71,083
Ohio Valley Banc Corp.	1,099	24,310
Old National Bancorp	21,036	295,766
Old Second Bancorp, Inc.	6,505	54,057
Opus Bank	3,144	111,203
Oritani Financial Corp.	6,327	99,460
Orrstown Financial Services, Inc.	2,093	41,337
Pacific Continental Corp.	3,946	66,372
Pacific Premier Bancorp, Inc. (a)	4,390	116,159
PacWest Bancorp	18,500	793,835
Park National Corp.	2,061	197,856
Park Sterling Corp.	9,934	80,664
Peapack Gladstone Financial Corp.	3,171	71,062
Penns Woods Bancorp, Inc.	1,209	53,752
Peoples Bancorp of North Carolina, Inc.	1,497	31,287
Peoples Bancorp, Inc.	3,210	78,934
Peoples Financial Corp. (a)	1,245	13,172
Pinnacle Financial Partners, Inc.	6,503	351,682
Popular, Inc.	15,449	590,461
Porter Bancorp, Inc. (a)	6,148	9,960
Preferred Bank	2,333	83,405
PrivateBancorp, Inc.	12,060	553,795
Prosperity Bancshares, Inc.	10,420	571,954
Provident Financial Holdings, Inc.	2,303	45,047

Common Stocks	Shares	Value
Banks (continued)
Provident Financial Services, Inc.	9,234	$196,038
QCR Holdings, Inc.	2,381	75,573
Renasant Corp.	6,481	217,956
Republic Bancorp, Inc., Class A	1,667	51,810
Republic First Bancorp, Inc. (a)	9,649	39,657
Riverview Bancorp, Inc.	8,387	45,122
S&T Bancorp, Inc.	5,620	162,924
Sandy Spring Bancorp, Inc.	3,931	120,210
Seacoast Banking Corp. of Florida (a)	5,628	90,555
ServisFirst Bancshares, Inc.	3,563	184,955
Shore Bancshares, Inc.	3,680	43,350
Sierra Bancorp	2,508	47,050
Signature Bank (a)	8,204	971,764
Simmons First National Corp., Class A	4,484	223,752
South State Corp.	3,796	284,852
Southside Bancshares, Inc.	4,104	132,067
Southwest Bancorp, Inc.	3,696	70,187
State Bank Financial Corp.	5,894	134,501
Sterling Bancorp	19,874	347,795
Stock Yards Bancorp, Inc.	3,828	126,171
Stonegate Bank	2,415	81,506
Suffolk Bancorp	2,100	73,017
Summit Financial Group, Inc.	2,289	43,857
Sun Bancorp, Inc.	2,292	52,854
SVB Financial Group (a)	7,951	878,904
Synovus Financial Corp.	19,003	618,168
TCF Financial Corp.	25,532	370,469
Territorial Bancorp, Inc.	2,198	62,995
Texas Capital Bancshares, Inc. (a)	7,075	388,559
TFS Financial Corp.	9,927	176,800
Tompkins Financial Corp.	2,027	154,883
TowneBank	8,811	211,728
Trico Bancshares	3,317	88,796
TrustCo Bank Corp. NY	14,741	104,514
Trustmark Corp.	10,227	281,856
UMB Financial Corp.	6,522	387,733
Umpqua Holdings Corp.	33,031	497,117
Union Bankshares Corp.	7,003	187,470
United Bancorp, Inc.	3,115	33,860
United Bankshares, Inc.	10,188	383,782
United Community Banks, Inc.	10,658	224,031
United Community Financial Corp.	11,244	79,945
United Financial Bancorp, Inc.	8,517	117,875
United Security Bancshares (a)	4,091	24,996
Univest Corp. of Pennsylvania	4,547	106,218
Valley National Bancorp	38,204	371,725
Washington Federal, Inc.	13,426	358,206
Washington Trust Bancorp, Inc.	2,472	99,424
Waterstone Financial, Inc.	4,794	81,450
Webster Financial Corp.	13,614	517,468
WesBanco, Inc.	6,370	209,446

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
West BanCorp., Inc.	3,190	$62,524
Westamerica BanCorp	4,025	204,792
Western Alliance Bancorp (a)	14,629	549,173
Westfield Financial, Inc.	4,895	37,447
Wintrust Financial Corp.	7,733	429,723
WSFS Financial Corp.	4,170	152,163
Xenith Bankshares, Inc. (a)	15,369	35,502
Yadkin Financial Corp.	8,345	219,390

		42,515,993
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,320	204,943
Coca-Cola Bottling Co. Consolidated	720	106,675
Craft Brew Alliance, Inc. (a)	1,760	33,141
National Beverage Corp. (a)(b)	1,810	79,731
Primo Water Corp. (a)	4,659	56,514
Willamette Valley Vineyards, Inc. (a)	2,312	18,380

		499,384
Chemicals — 2.5%
A. Schulman, Inc.	4,402	128,186
Aceto Corp.	4,429	84,107
American Vanguard Corp.	3,882	62,345
Ashland Global Holdings, Inc.	9,318	1,080,422
Axalta Coating Systems Ltd. (a)	32,498	918,718
Balchem Corp.	4,848	375,865
Cabot Corp.	9,215	482,958
Calgon Carbon Corp.	7,617	115,550
Cambrex Corp. (a)	4,820	214,297
Celanese Corp., Series A	21,753	1,447,880
Chase Corp.	1,295	89,510
Chemours Co.	27,396	438,336
Chemtura Corp. (a)	9,511	312,056
CSW Industrials, Inc. (a)	2,567	83,145
Ferro Corp. (a)	13,135	181,394
FutureFuel Corp.	3,639	41,048
GCP Applied Technologies, Inc. (a)	10,983	311,039
Hawkins, Inc.	1,620	70,195
HB Fuller Co.	7,330	340,625
Huntsman Corp.	30,183	491,077
Ingevity Corp. (a)	6,519	300,526
Innophos Holdings, Inc.	3,017	117,754
Innospec, Inc.	3,555	216,180
Intrepid Potash, Inc. (a)	8,477	9,579
KMG Chemicals, Inc.	1,469	41,617
Koppers Holdings, Inc. (a)	3,456	111,214
Kraton Performance Polymers, Inc. (a)	4,717	165,284
Kronos Worldwide, Inc.	3,366	27,904
LSB Industries, Inc. (a)	2,939	25,217
Metabolix, Inc. (a)	2,331	1,049

Common Stocks	Shares	Value
Chemicals (continued)
Minerals Technologies, Inc.	5,227	$369,497
NewMarket Corp.	1,403	602,336
Nexeo Solutions, Inc. (a)	9,162	75,495
Olin Corp.	24,594	504,669
OMNOVA Solutions, Inc. (a)	6,506	54,911
Platform Specialty Products Corp. (a)	23,518	190,731
PolyOne Corp.	12,483	422,050
Quaker Chemical Corp.	2,000	211,860
Rayonier Advanced Materials, Inc.	6,271	83,843
Rentech, Inc. (a)	3,065	8,950
RPM International, Inc.	20,087	1,079,074
Senomyx, Inc. (a)	7,801	33,232
Sensient Technologies Corp.	6,656	504,525
Stepan Co.	2,878	209,115
TOR Minerals International, Inc. (a)	1,000	5,370
Tredegar Corp.	3,711	68,987
Trinseo SA	7,002	396,033
Tronox Ltd., Class A	9,237	86,551
Univar, Inc. (a)	10,982	239,957
Valspar Corp.	10,945	1,160,936
Westlake Chemical Corp.	5,649	302,221
WR Grace & Co.	10,629	784,420
ZAGG, Inc. (a)	4,990	40,419

		15,720,259
Construction & Materials — 2.4%
AAON, Inc.	5,823	167,819
Advanced Drainage Systems, Inc.	5,721	137,647
AECOM (a)	23,080	686,168
Aegion Corp. (a)	5,610	106,983
Ameresco, Inc., Class A (a)	3,372	17,737
American DG Energy, Inc. (a)	13,435	3,528
American Woodmark Corp. (a)	2,117	170,567
AO Smith Corp.	11,139	1,100,422
Apogee Enterprises, Inc.	4,223	188,726
Argan, Inc.	1,952	115,539
Armstrong Flooring, Inc. (a)	4,145	78,258
Armstrong World Industries, Inc. (a)	7,446	307,669
BlueLinx Holdings, Inc. (a)	2,204	19,770
Blueprint Medicines Corp. (a)	3,284	97,535
BMC Stock Holdings, Inc. (a)	7,562	134,074
Boise Cascade Co. (a)	5,862	148,895
Builders FirstSource, Inc. (a)	13,413	154,384
Chicago Bridge & Iron Co. NV	15,804	442,986
Continental Building Products, Inc. (a)	6,349	133,265
Eagle Materials, Inc.	7,311	565,140
EMCOR Group, Inc.	8,964	534,434
Generac Holdings, Inc. (a)	9,944	360,967
Gibraltar Industries, Inc. (a)	4,813	178,803
Granite Construction, Inc.	6,000	298,440

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Great Lakes Dredge & Dock Corp. (a)	9,666	$33,831
Griffon Corp.	4,996	84,982
Headwaters, Inc. (a)	11,159	188,810
Hill International, Inc. (a)	7,303	33,667
IES Holdings, Inc. (a)	1,636	29,104
Installed Building Products, Inc. (a)	3,192	114,497
Insteel Industries, Inc.	2,808	101,762
Inteliquent, Inc.	4,943	79,780
KBR, Inc.	21,005	317,806
Layne Christensen Co. (a)	3,913	33,300
LB Foster Co., Class A	1,479	17,763
Lennox International, Inc.	5,921	929,775
Louisiana-Pacific Corp. (a)	21,512	405,071
Masonite International Corp. (a)	4,641	288,531
MasTec, Inc. (a)	9,981	296,835
MDU Resources Group, Inc.	29,313	745,723
Mueller Water Products, Inc., Series A	24,820	311,491
MYR Group, Inc. (a)	2,843	85,574
NCI Building Systems, Inc. (a)	6,628	96,702
Northwest Pipe Co. (a)	2,132	25,179
Omega Flex, Inc.	980	37,789
Orion Marine Group, Inc. (a)	5,034	34,483
Owens Corning	17,228	919,803
Patrick Industries, Inc. (a)	2,393	148,174
PGT, Inc. (a)	7,825	83,493
Ply Gem Holdings, Inc. (a)	3,732	49,859
Primoris Services Corp.	5,751	118,471
Quanex Building Products Corp.	5,075	87,594
Simpson Manufacturing Co., Inc.	5,984	262,997
Sterling Construction Co., Inc. (a)	5,074	39,273
Summit Materials, Inc., Class A (a)	11,628	215,699
Thermon Group Holdings, Inc. (a)	5,345	105,564
TopBuild Corp. (a)	6,084	201,989
TRC Cos., Inc. (a)	4,693	40,688
Trex Co., Inc. (a)	4,443	260,893
Tutor Perini Corp. (a)	6,087	130,688
Universal Forest Products, Inc.	3,003	295,765
US Concrete, Inc. (a)	2,197	101,205
USG Corp. (a)	13,936	360,245
Valmont Industries, Inc.	3,342	449,733
Watsco, Inc.	3,927	553,314
Watts Water Technologies, Inc., Class A	4,067	263,704

		15,131,362
Electricity — 1.4%
ALLETE, Inc.	7,239	431,589
Avangrid, Inc.	8,369	349,657
Black Hills Corp.	7,705	471,700
Calpine Corp. (a)	55,277	698,701
Covanta Holding Corp.	18,844	290,009

Common Stocks	Shares	Value
Electricity (continued)
Dynegy, Inc. (a)	18,227	$225,833
El Paso Electric Co.	6,084	284,549
Empire District Electric Co.	6,920	236,249
Great Plains Energy, Inc.	23,494	641,151
Hawaiian Electric Industries, Inc.	15,944	475,928
IDACORP, Inc.	7,329	573,714
ITC Holdings Corp.	23,310	1,083,449
MGE Energy, Inc.	5,145	290,744
NorthWestern Corp.	7,217	415,194
Ormat Technologies, Inc.	5,198	251,635
Portland General Electric Co.	13,068	556,566
Talen Energy Corp. (a)	13,564	187,861
TerraForm Global, Inc., Class A (a)	8,295	34,092
TerraForm Power, Inc., Class A (a)	11,225	156,140
U.S. Geothermal, Inc. (a)	45,850	33,205
Unitil Corp.	2,550	99,603
Vivint Solar, Inc. (a)(b)	3,153	9,964
Westar Energy, Inc.	21,396	1,214,223

		9,011,756
Electronic & Electrical Equipment — 2.7%
Allied Motion Technologies, Inc.	1,620	30,634
Anixter International, Inc. (a)	4,284	276,318
Applied DNA Sciences, Inc. (a)(b)	6,764	20,765
Arrow Electronics, Inc. (a)	13,829	884,641
Avnet, Inc.	19,196	788,188
AVX Corp.	6,239	86,036
AZZ, Inc.	3,998	260,949
Badger Meter, Inc.	6,660	223,177
Bel Fuse, Inc., Class B	2,157	52,070
Belden, Inc.	6,483	447,262
Benchmark Electronics, Inc. (a)	7,614	189,969
Brady Corp., Class A	6,969	241,197
Capstone Turbine Corp. (a)	3,678	5,039
Cognex Corp.	13,064	690,563
Coherent, Inc. (a)	3,740	413,420
Control4 Corp. (a)	3,575	43,901
CTS Corp.	5,283	98,264
CyberOptics Corp. (a)	1,663	40,877
Daktronics, Inc.	6,043	57,650
Electro Scientific Industries, Inc. (a)	5,070	28,595
eMagin Corp. (a)	6,297	16,309
Encore Wire Corp.	3,537	130,056
Energy Focus, Inc. (a)(b)	4,423	21,628
EnerNOC, Inc. (a)	4,406	23,836
EnerSys	6,398	442,678
ESCO Technologies, Inc.	3,900	181,038
Fabrinet (a)	5,509	245,646
FARO Technologies, Inc. (a)	2,690	96,706
General Cable Corp.	7,405	110,927
Houston Wire & Cable Co.	3,110	19,251
Hubbell, Inc.	7,812	841,665
II-VI, Inc. (a)	8,248	200,674

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Integer Holdings Corp. (a)	4,501	$97,627
Intevac, Inc. (a)	5,485	32,362
IntriCon Corp. (a)	2,740	15,371
IPG Photonics Corp. (a)	5,675	467,336
Itron, Inc. (a)	5,094	284,041
Jabil Circuit, Inc.	28,909	630,794
Kemet Corp. (a)	8,847	31,584
Keysight Technologies, Inc. (a)	26,018	824,510
Kimball Electronics, Inc. (a)	5,162	71,545
Knowles Corp. (a)	13,186	185,263
Landauer, Inc.	1,662	73,926
LightPath Technologies, Inc., Class A (a)	6,052	11,015
Littelfuse, Inc.	3,391	436,795
LSI Industries, Inc.	4,195	47,110
MACOM Technology Solutions Holdings, Inc. (a)	3,857	163,305
Maxwell Technologies, Inc. (a)	5,619	28,994
Mesa Laboratories, Inc.	562	64,270
Methode Electronics, Inc.	5,654	197,720
Microvision, Inc. (a)	10,983	15,157
MTS Systems Corp.	2,593	119,356
NAPCO Security Technologies, Inc. (a)	4,487	32,306
National Instruments Corp.	16,123	457,893
Novanta, Inc. (a)	5,584	96,882
Nuvectra Corp. (a)	1,322	9,148
NVE Corp.	974	57,408
Orion Energy Systems, Inc. (a)	7,855	10,447
OSI Systems, Inc. (a)	2,791	182,476
Park Electrochemical Corp.	3,206	55,688
Plexus Corp. (a)	5,087	237,970
Powell Industries, Inc.	1,398	55,990
Regal-Beloit Corp.	6,610	393,229
Research Frontiers, Inc. (a)	5,552	14,380
Rofin-Sinar Technologies, Inc. (a)	4,390	141,270
Rogers Corp. (a)	2,685	164,000
Rubicon Technology, Inc. (a)	5,299	3,339
Sanmina Corp. (a)	11,339	322,821
Sensata Technologies Holding NV (a)	25,803	1,000,640
Synthesis Energy Systems, Inc. (a)(b)	5,951	7,201
Trimble Navigation Ltd. (a)	37,574	1,073,113
TTM Technologies, Inc. (a)	11,343	129,877
Turtle Beach Corp. (a)	6,063	7,943
Ultralife Corp. (a)	4,545	18,635
Universal Display Corp. (a)	6,767	375,636
Veeco Instruments, Inc. (a)	6,043	118,624
Vicor Corp. (a)	3,135	36,366
Vishay Intertechnology, Inc.	20,274	285,661
Vishay Precision Group, Inc. (a)	2,569	41,181
WESCO International, Inc. (a)	6,444	396,242

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Zebra Technologies Corp., Class A (a)	7,972	$554,931

		17,289,307
Financial Services — 4.2%
Actinium Pharmaceuticals, Inc. (a)	8,447	11,403
Ally Financial, Inc.	73,100	1,423,257
Artisan Partners Asset Management, Inc., Class A	6,398	174,026
Ashford, Inc. (a)	394	18,676
Associated Capital Group, Inc., Class A	805	28,545
Asta Funding, Inc. (a)	1,501	15,761
Atlanticus Holdings Corp. (a)	251	768
Bats Global Markets, Inc.	4,726	142,394
BGC Partners, Inc., Class A	32,343	283,001
Blackhawk Network Holdings, Inc. (a)	8,763	264,380
Calamos Asset Management, Inc., Class A	3,789	25,841
CBOE Holdings, Inc.	12,335	799,925
CIT Group, Inc.	30,460	1,105,698
Cohen & Steers, Inc.	3,036	129,789
Consumer Portfolio Services, Inc. (a)	5,716	26,236
Cowen Group, Inc., Class A (a)	17,299	62,795
Credit Acceptance Corp. (a)(b)	1,948	391,684
Diamond Hill Investment Group, Inc.	522	96,460
Eaton Vance Corp.	17,202	671,738
Emergent Capital, Inc. (a)	5,857	17,161
Encore Capital Group, Inc. (a)	3,846	86,458
Enova International, Inc. (a)	4,701	45,506
Essent Group Ltd. (a)	11,345	301,891
EverBank Financial Corp.	15,182	293,924
Evercore Partners, Inc., Class A	5,798	298,655
Ezcorp, Inc., Class A (a)	8,094	89,520
FBR & Co.	1,765	23,369
Federal Agricultural Mortgage Corp., Class C	1,734	68,493
Federated Investors, Inc., Class B	13,995	414,672
Financial Engines, Inc.	8,155	242,285
FirstCash, Inc.	7,860	370,049
FNF Group	40,253	1,485,738
FNFV Group (a)	12,743	159,033
FXCM, Inc. (a)	1,155	10,129
GAMCO Investors, Inc., Class A	805	22,918
Green Dot Corp., Class A (a)	6,679	154,018
Greenhill & Co., Inc.	4,276	100,785
HealthEquity, Inc. (a)	6,578	248,977
HRG Group, Inc. (a)	20,653	324,252
IHS Markit, Ltd. (a)	49,578	1,861,654

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Financial Services (continued)
Impac Mortgage Holdings, Inc. (a)	1,830	$24,138
Interactive Brokers Group, Inc., Class A	9,668	340,990
INTL. FCStone, Inc. (a)	2,537	98,562
Investment Technology Group, Inc.	5,189	88,940
Janus Capital Group, Inc.	21,344	299,029
Jason Industries, Inc. (a)	4,507	10,006
KCG Holdings, Inc., Class A (a)	8,227	127,765
Ladder Capital Corp.	8,046	106,529
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	46,865
Lazard Ltd., Class A	19,524	709,893
LendingClub Corp. (a)	48,604	300,373
LendingTree, Inc. (a)	1,072	103,888
LPL Financial Holdings, Inc. (b)	11,698	349,887
MarketAxess Holdings, Inc.	5,743	950,983
Marlin Business Services Corp.	1,640	31,783
MGIC Investment Corp. (a)	51,995	415,960
Moelis & Co., Class A	3,091	83,117
MoneyGram International, Inc. (a)	5,436	38,596
MSCI, Inc.	14,204	1,192,284
Nelnet, Inc., Class A	2,846	114,893
NewStar Financial, Inc. (a)	3,072	29,829
NMI Holdings, Inc., Class A (a)	9,420	71,780
NorthStar Asset Management Group, Inc.	28,871	373,302
NRG Yield, Inc., Class A	5,864	95,701
NRG Yield, Inc., Class C	9,117	154,624
Ocwen Financial Corp. (a)	16,212	59,498
On Deck Capital, Inc. (a)	6,601	37,626
OneMain Holdings, Inc. (a)	8,167	252,769
Oppenheimer Holdings, Inc., Class A	1,705	24,364
PICO Holdings, Inc. (a)	4,035	47,573
Piper Jaffray Cos. (a)	2,366	114,278
PJT Partners, Inc., Class A	2,864	78,101
PRA Group, Inc. (a)	7,260	250,760
Pzena Investment Management, Inc., Class A	3,173	24,432
Radian Group, Inc.	32,809	444,562
Raymond James Financial, Inc.	18,921	1,101,391
Safeguard Scientifics, Inc. (a)	4,085	52,942
Santander Consumer USA Holdings, Inc. (a)	17,383	211,377
SEI Investments Co.	20,453	932,861
SLM Corp. (a)	63,092	471,297
Stewart Information Services Corp.	3,587	159,442
Stifel Financial Corp. (a)	9,973	383,462
Synergy Resources Corp. (a)	32,019	221,892
TD Ameritrade Holding Corp.	36,156	1,274,137
TESARO, Inc. (a)	4,965	497,692
U.S. Global Investors, Inc., Class A	4,302	7,916
Virtu Financial, Inc., Class A	6,407	95,913

Common Stocks	Shares	Value
Financial Services (continued)
Virtus Investment Partners, Inc.	959	$93,848
VolitionRX Ltd. (a)(b)	6,405	33,947
Voya Financial, Inc.	30,439	877,252
Waddell & Reed Financial, Inc., Class A	12,521	227,381
Walker & Dunlop, Inc. (a)	4,301	108,643
Westwood Holdings Group, Inc.	1,466	77,859
WisdomTree Investments, Inc.	17,278	177,791
WMIH Corp. (a)	33,498	78,385
World Acceptance Corp. (a)	1,064	52,179

		26,923,151
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	221,112
Cincinnati Bell, Inc. (a)	31,297	127,692
Consolidated Communications Holdings, Inc.	7,242	182,788
EarthLink Holdings Corp.	16,238	100,676
Fairpoint Communications, Inc. (a)	3,773	56,708
General Communication, Inc., Class A (a)	4,977	68,434
GTT Communications, Inc. (a)	3,853	90,661
Hawaiian Telcom Holdco, Inc. (a)	2,127	47,623
IDT Corp., Class B	2,972	51,237
inContact, Inc. (a)	10,267	143,533
Lumos Networks Corp. (a)	4,097	57,358
Straight Path Communications, Inc., Class B (a)(b)	1,752	44,869
Vonage Holdings Corp. (a)	30,027	198,478
Windstream Holdings, Inc. (b)	15,457	155,343
Zayo Group Holdings, Inc. (a)	14,904	442,798

		1,989,310
Food & Drug Retailers — 0.7%
Casey’s General Stores, Inc.	5,952	715,133
Chefs’ Warehouse, Inc. (a)	3,358	37,408
Core-Mark Holding Co., Inc.	7,129	255,218
Diplomat Pharmacy, Inc. (a)	6,690	187,387
GNC Holdings, Inc., Class A	10,229	208,876
Ingles Markets, Inc., Class A	2,303	91,061
Natural Health Trends Corp. (b)	1,354	38,264
Performance Food Group Co. (a)	5,610	139,128
PetMed Express, Inc.	3,455	70,067
Rite Aid Corp. (a)	158,048	1,215,389
Smart & Final Stores, Inc. (a)	4,080	52,102
SpartanNash Co.	5,521	159,667
Sprouts Farmers Market, Inc. (a)	21,616	446,371
Supervalu, Inc. (a)	41,309	206,132
United Natural Foods, Inc. (a)	7,684	307,667
Vitamin Shoppe, Inc. (a)	3,693	99,157
Weis Markets, Inc.	2,324	123,172

		4,352,199

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Food Producers — 2.1%
AdvancePierre Foods Holdings, Inc.	2,846	$78,436
Alico, Inc.	610	16,385
Amplify Snack Brands, Inc. (a)	5,088	82,426
Andersons, Inc.	3,787	137,014
B&G Foods, Inc.	9,901	486,931
Blue Buffalo Pet Products, Inc. (a)	11,876	282,174
Bunge Ltd.	20,826	1,233,524
Cal-Maine Foods, Inc. (b)	4,515	174,008
Calavo Growers, Inc.	2,423	158,537
Darling International, Inc. (a)	24,480	330,725
Dean Foods Co.	13,709	224,828
Farmer Bros Co. (a)	1,660	59,013
Flowers Foods, Inc.	27,550	416,556
Fresh Del Monte Produce, Inc.	4,797	287,340
Golden Enterprises, Inc.	1,303	15,623
Griffin Industrial Realty, Inc.	1,073	34,003
Hain Celestial Group, Inc. (a)	15,731	559,709
Herbalife Ltd. (a)	10,471	649,097
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,824	1,440,241
J&J Snack Foods Corp.	2,190	260,873
John B Sanfilippo & Son, Inc.	1,422	72,991
Lancaster Colony Corp.	2,973	392,704
Lifevantage Corp. (a)	3,491	33,025
Lifeway Foods, Inc. (a)	1,804	30,560
Limoneira Co.	2,404	45,436
Lipocine, Inc. (a)	5,425	24,195
Mannatech, Inc.	644	11,547
Medifast, Inc.	1,806	68,249
MGP Ingredients, Inc.	1,817	73,625
Nutraceutical International Corp. (a)	1,950	60,918
Nutrisystem, Inc.	4,434	131,645
Omega Protein Corp. (a)	3,642	85,114
Phibro Animal Health Corp., Class A	2,839	77,164
Pilgrim’s Pride Corp.	9,086	191,896
Pinnacle Foods, Inc.	17,853	895,685
Post Holdings, Inc. (a)	9,938	766,915
Reliv International, Inc. (a)	414	286
Rocky Mountain Chocolate Factory, Inc.	2,724	28,547
Sanderson Farms, Inc.	2,996	288,605
Seaboard Corp. (a)	38	130,720
Seneca Foods Corp., Class A (a)	1,343	37,926
Snyders-Lance, Inc.	12,556	421,630
Tootsie Roll Industries, Inc.	2,699	99,404
TreeHouse Foods, Inc. (a)	8,684	757,158
US Foods Holding Corp. (a)	6,989	165,010
USANA Health Sciences, Inc. (a)	786	108,743

Common Stocks	Shares	Value
Food Producers (continued)
WhiteWave Foods Co. (a)	26,749	$1,455,948

		13,383,089
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	163,874
Deltic Timber Corp.	1,574	106,607
Domtar Corp.	9,442	350,581
KapStone Paper and Packaging Corp.	13,378	253,112
Mercer International, Inc.	6,229	52,759
Neenah Paper, Inc.	2,503	197,762
PH Glatfelter Co.	6,319	136,996
Resolute Forest Products (a)	12,838	60,724
Veritiv Corp. (a)	1,388	69,636

		1,392,051
Gas, Water & Multi-Utilities — 1.6%
American States Water Co.	5,470	219,074
Aqua America, Inc.	26,495	807,568
Artesian Resources Corp., Class A	1,250	35,675
Atmos Energy Corp.	15,420	1,148,327
Avista Corp.	9,165	383,005
Cadiz, Inc. (a)	2,708	20,066
California Water Service Group	7,033	225,689
Chesapeake Utilities Corp.	2,272	138,728
Connecticut Water Service, Inc.	1,727	85,884
Delta Natural Gas Co., Inc.	1,820	43,407
Gas Natural, Inc.	4,001	30,688
Genie Energy Ltd. (a)	3,673	21,671
Middlesex Water Co.	2,592	91,342
National Fuel Gas Co.	12,933	699,287
New Jersey Resources Corp.	12,422	408,187
Northwest Natural Gas Co.	3,904	234,669
ONE Gas, Inc.	7,474	462,192
Piedmont Natural Gas Co., Inc.	12,132	728,405
PNM Resources, Inc.	11,944	390,808
RGC Resources, Inc.	1,849	45,116
SJW Corp.	2,322	101,425
South Jersey Industries, Inc.	11,762	347,567
Southwest Gas Corp.	6,840	477,842
Spire, Inc.	6,608	421,194
UGI Corp.	25,908	1,172,078
Vectren Corp.	12,630	634,026
WGL Holdings, Inc.	7,393	463,541
York Water Co.	2,157	63,977

		9,901,438

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Industrials — 1.5%
Actuant Corp., Class A	8,768	$203,768
AEP Industries, Inc.	632	69,122
Aptargroup, Inc.	9,486	734,311
Bemis Co., Inc.	14,201	724,393
Berry Plastics Group, Inc. (a)	18,477	810,217
Carlisle Cos., Inc.	9,769	1,002,006
Crown Holdings, Inc. (a)	21,093	1,204,199
Global Brass & Copper Holdings, Inc.	3,673	106,113
Graphic Packaging Holding Co.	48,500	678,515
Greif, Inc., Class A	3,637	180,359
Greif, Inc., Class B	1,414	85,674
Harsco Corp.	11,862	117,790
ITT, Inc.	13,665	489,754
Landec Corp. (a)	4,881	65,454
Multi-Color Corp.	2,155	142,230
Myers Industries, Inc.	3,762	48,868
Otter Tail Corp.	5,878	203,320
Packaging Corp. of America	14,165	1,151,048
Raven Industries, Inc.	5,522	127,172
Rexnord Corp. (a)	15,645	334,959
Silgan Holdings, Inc.	6,425	325,041
Sonoco Products Co.	15,076	796,465
TriMas Corp. (a)	6,652	123,794
UFP Technologies, Inc. (a)	1,471	38,982

		9,763,554
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A (a)	5,670	51,994
Aaron’s, Inc.	9,518	241,948
Abercrombie & Fitch Co., Class A	10,514	167,067
AMERCO, Inc.	821	266,193
America’s Car-Mart, Inc. (a)	1,386	50,437
American Eagle Outfitters, Inc.	25,423	454,055
American Public Education, Inc. (a)	2,731	54,101
Antero Resources Corp. (a)	22,025	593,574
Apollo Education Group, Inc. (a)	15,593	123,964
Asbury Automotive Group, Inc. (a)	3,061	170,406
Ascena Retail Group, Inc. (a)	25,130	140,477
Autobytel, Inc. (a)	2,014	35,849
Barnes & Noble Education, Inc. (a)	6,163	58,980
Barnes & Noble, Inc.	8,898	100,547
Beacon Roofing Supply, Inc. (a)	8,828	371,394
Big 5 Sporting Goods Corp.	2,684	36,556
Big Lots, Inc.	6,639	317,012
Blue Nile, Inc.	1,962	67,532
Bon-Ton Stores, Inc.	2,228	3,810
Boot Barn Holdings, Inc. (a)	2,185	24,865
Bridgepoint Education, Inc. (a)	2,758	18,947
Bright Horizons Family Solutions, Inc. (a)	6,601	441,541
Buckle, Inc.	3,973	95,471

Common Stocks	Shares	Value
General Retailers (continued)
Build-A-Bear Workshop, Inc. (a)	2,727	$28,252
Burlington Stores, Inc. (a)	10,899	883,037
Cabela’s, Inc. (a)	7,684	422,082
Caleres, Inc.	6,284	158,922
Cambium Learning Group, Inc. (a)	4,720	25,630
Capella Education Co.	1,792	104,008
Career Education Corp. (a)	10,687	72,565
Carriage Services, Inc.	2,462	58,226
Cato Corp., Class A	3,894	128,074
CDK Global, Inc.	22,672	1,300,466
Chegg, Inc. (a)	8,886	63,002
Chemed Corp.	2,353	331,938
Chico’s FAS, Inc.	19,485	231,871
Children’s Place Retail Stores, Inc.	2,850	227,629
Christopher & Banks Corp. (a)	6,159	8,931
Citi Trends, Inc.	2,593	51,678
Clean Energy Fuels Corp. (a)	15,034	67,202
Collectors Universe, Inc.	1,741	32,261
Conn’s, Inc. (a)	3,781	39,020
Container Store Group, Inc. (a)	2,847	14,292
Copart, Inc. (a)	14,839	794,777
CST Brands, Inc.	11,330	544,860
Destination Maternity Corp.	2,770	19,612
Destination XL Group, Inc. (a)	8,559	37,060
Dick’s Sporting Goods, Inc.	13,283	753,412
Dillard’s, Inc., Class A	3,993	251,599
DSW, Inc., Class A	11,768	241,009
Etsy, Inc. (a)	14,238	203,319
EVINE Live, Inc. (a)	7,906	18,105
Express, Inc. (a)	12,371	145,854
Finish Line, Inc., Class A	6,356	146,696
Five Below, Inc. (a)	8,397	338,315
Francesca’s Holdings Corp. (a)	6,453	99,570
Fred’s, Inc., Class A	4,994	45,246
FTD Cos., Inc. (a)	3,190	65,618
Gaia, Inc. (a)	3,595	25,884
GameStop Corp., Class A	15,735	434,129
Genesco, Inc. (a)	3,296	179,500
Grand Canyon Education, Inc. (a)	7,107	287,052
Group 1 Automotive, Inc.	3,063	195,664
GrubHub, Inc. (a)	12,850	552,421
Guess?, Inc.	9,276	135,522
Haverty Furniture Cos., Inc.	3,228	64,689
Hibbett Sports, Inc. (a)	3,484	139,012
Hillenbrand, Inc.	9,114	288,367
Houghton Mifflin Harcourt Co. (a)	15,421	206,796
HSN, Inc.	4,839	192,592
JC Penney Co., Inc. (a)	46,484	428,582
K12, Inc. (a)	5,636	80,877
KAR Auction Services, Inc.	20,813	898,289
Kirkland’s, Inc. (a)	2,707	32,971
Lands’ End, Inc. (a)(b)	2,026	29,377
Liquidity Services, Inc. (a)	4,477	50,321

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
Lithia Motors, Inc., Class A	3,487	$333,078
Lumber Liquidators Holdings, Inc. (a)	4,057	79,801
MarineMax, Inc. (a)	4,129	86,503
Matthews International Corp., Class A	4,866	295,658
Michaels Cos., Inc. (a)	15,846	382,998
Monro Muffler Brake, Inc.	4,709	288,050
Murphy USA, Inc. (a)	5,579	398,117
Office Depot, Inc.	82,937	296,085
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,077	133,068
Overstock.com, Inc. (a)	2,766	42,375
Party City Holdco, Inc. (a)	3,899	66,751
PCM, Inc. (a)	1,516	32,655
Penske Automotive Group, Inc.	5,762	277,613
Perfumania Holdings, Inc. (a)	1,362	2,969
Pier 1 Imports, Inc.	12,905	54,717
PriceSmart, Inc.	3,440	288,134
Providence Service Corp. (a)	2,023	98,378
RealNetworks, Inc. (a)	5,145	22,947
Regis Corp. (a)	5,786	72,614
Rent-A-Center, Inc.	7,864	99,401
Restoration Hardware Holdings, Inc. (a)	5,948	205,682
Rollins, Inc.	14,452	423,155
Rush Enterprises, Inc., Class A (a)	5,240	128,275
Sally Beauty Holdings, Inc. (a)	22,385	574,847
Sears Holdings Corp. (a)(b)	7,621	87,337
Service Corp. International	29,146	773,535
ServiceMaster Global Holdings, Inc. (a)	20,442	688,487
Shoe Carnival, Inc.	2,381	63,477
Shutterfly, Inc. (a)	5,172	230,878
SiteOne Landscape Supply, Inc. (a)	1,655	59,464
SolarCity Corp. (a)(b)	10,781	210,876
Sonic Automotive, Inc., Class A	4,134	77,719
Sotheby’s	7,190	273,364
SP Plus Corp. (a)	2,950	75,431
Sportsman’s Warehouse Holdings, Inc. (a)	4,298	45,215
Stage Stores, Inc.	4,672	26,210
Stamps.com, Inc. (a)	2,505	236,748
Stein Mart, Inc.	4,383	27,832
Strayer Education, Inc. (a)	1,653	77,162
Tailored Brands, Inc.	7,130	111,941
Tile Shop Holdings, Inc. (a)	5,605	92,763
Titan Machinery, Inc. (a)	2,671	27,778
TrueCar, Inc. (a)	8,752	82,619
Trupanion, Inc. (a)	3,225	54,503
Tuesday Morning Corp. (a)	6,404	38,296
VCA, Inc. (a)	12,264	858,235

Common Stocks	Shares	Value
General Retailers (continued)
Weight Watchers International, Inc. (a)(b)	4,031	$41,600
West Marine, Inc. (a)	3,086	25,521
Williams-Sonoma, Inc.	12,296	628,080
Winmark Corp.	437	46,112
Zumiez, Inc. (a)	2,839	51,102

		25,759,059
Health Care Equipment & Services — 5.1%
AAC Holdings, Inc. (a)(b)	2,226	38,710
Abaxis, Inc.	3,511	181,238
ABIOMED, Inc. (a)	6,107	785,238
Acadia Healthcare Co., Inc. (a)	11,606	575,077
Accuray, Inc. (a)	12,884	82,071
AdCare Health Systems, Inc.	7,324	15,380
Addus HomeCare Corp. (a)	1,286	33,642
Adeptus Health, Inc., Class A (a)(b)	2,391	102,933
Air Methods Corp. (a)	5,272	166,015
Alere, Inc. (a)	13,093	566,141
Align Technology, Inc. (a)	11,385	1,067,344
Alliance HealthCare Services, Inc. (a)	2,209	15,154
Almost Family, Inc. (a)	1,371	50,412
Alphatec Holdings, Inc. (a)	1,899	17,851
Amedisys, Inc. (a)	4,240	201,146
Amsurg Corp. (a)	8,158	546,994
Analogic Corp.	1,873	165,948
AngioDynamics, Inc. (a)	4,708	82,578
Anika Therapeutics, Inc. (a)	2,272	108,715
Antares Pharma, Inc. (a)	26,095	43,840
AtriCure, Inc. (a)	5,376	85,048
Atrion Corp.	224	95,558
AxoGen, Inc. (a)	4,935	44,563
Bio-Rad Laboratories, Inc., Class A (a)	3,189	522,390
Biolase, Inc. (a)	11,125	19,469
BioScrip, Inc. (a)	20,256	58,540
Biostage, Inc. (a)	3,656	3,912
BioTelemetry, Inc. (a)	4,630	85,979
Bovie Medical Corp. (a)	4,719	24,586
Brookdale Senior Living, Inc. (a)	28,172	491,601
Bruker Corp.	15,893	359,976
CalAtlantic Group, Inc.	11,398	381,149
Cantel Medical Corp.	5,470	426,551
Capital Senior Living Corp. (a)	4,670	78,456
Cardiovascular Systems, Inc. (a)	5,198	123,401
Cepheid, Inc. (a)	11,137	586,809
Civitas Solutions, Inc. (a)	2,868	52,370
Cogentix Medical, Inc. (a)	6,713	12,218
Community Health Systems, Inc. (a)	17,321	199,884
CONMED Corp.	3,573	143,134

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Corindus Vascular Robotics, Inc. (a)(b)	20,807	$23,096
Corvel Corp. (a)	1,635	62,784
CryoLife, Inc.	4,639	81,507
Cutera, Inc. (a)	3,451	41,136
Cynosure, Inc., Class A (a)	3,689	187,918
CytoSorbents Corp. (a)(b)	4,303	27,539
Derma Sciences, Inc. (a)	7,068	33,008
DexCom, Inc. (a)	12,688	1,112,230
Dextera Surgical, Inc. (a)	3,562	6,732
Endologix, Inc. (a)	12,883	164,902
Ensign Group, Inc.	6,892	138,736
Envision Healthcare Holdings, Inc. (a)	28,340	631,132
Escalon Medical Corp. (a)	1,399	937
Exactech, Inc. (a)	1,877	50,735
Five Star Quality Care, Inc. (a)	7,271	13,888
Fluidigm Corp. (a)	4,592	36,782
FONAR Corp. (a)	1,417	29,105
Genesis Healthcare, Inc. (a)	5,313	14,186
GenMark Diagnostics, Inc. (a)	7,790	91,922
Glaukos Corp. (a)	1,961	74,008
Globus Medical, Inc., Class A (a)	11,083	250,143
Haemonetics Corp. (a)	7,760	280,990
Halyard Health, Inc. (a)	6,988	242,204
Healthcare Services Group, Inc.	10,637	421,012
HealthSouth Corp.	13,450	545,666
HealthStream, Inc. (a)	3,976	109,738
Healthways, Inc. (a)	5,011	132,591
Hill-Rom Holdings, Inc.	8,845	548,213
HMS Holdings Corp. (a)	13,041	289,119
Hooper Holmes, Inc. (a)	639	792
ICU Medical, Inc. (a)	2,177	275,129
IDEXX Laboratories, Inc. (a)	13,601	1,533,241
Inogen, Inc. (a)	2,528	151,427
Insulet Corp. (a)	8,659	354,499
Integra LifeSciences Holdings Corp. (a)	4,481	369,907
Intersect ENT, Inc. (a)	4,481	70,979
Invacare Corp.	4,891	54,632
Juno Therapeutics, Inc. (a)	11,502	345,175
K2M Group Holdings, Inc. (a)	4,001	71,138
Kindred Healthcare, Inc.	12,162	124,296
LHC Group, Inc. (a)	2,418	89,176
LifePoint Hospitals, Inc. (a)	6,433	381,027
LivaNova PLC (a)	6,732	404,660
Magellan Health Services, Inc. (a)	3,708	199,231
Masimo Corp. (a)	6,637	394,835
MEDNAX, Inc. (a)	13,919	922,134
Meridian Bioscience, Inc.	6,734	129,899
Merit Medical Systems, Inc. (a)	7,010	170,273
Molina Healthcare, Inc. (a)	6,417	374,239
Natera, Inc. (a)	4,291	47,673

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
National Healthcare Corp.	1,472	$97,137
Natus Medical, Inc. (a)	5,169	203,090
Navidea Biopharmaceuticals, Inc. (a)(b)	26,298	24,076
Neogen Corp. (a)	5,645	315,781
NeoGenomics, Inc. (a)	9,277	76,257
Nevro Corp. (a)	3,386	353,465
NuVasive, Inc. (a)	7,590	505,949
NxStage Medical, Inc. (a)	9,415	235,281
Omnicell, Inc. (a)	5,518	211,339
OraSure Technologies, Inc. (a)	9,831	78,353
Orthofix International NV (a)	2,789	119,286
Owens & Minor, Inc.	9,148	317,710
PAREXEL International Corp. (a)	7,939	551,364
Penumbra, Inc. (a)	3,853	292,789
PharMerica Corp. (a)	4,613	129,487
Psychemedics Corp.	1,320	26,189
Quidel Corp. (a)	4,380	96,754
Quorum Health Corp. (a)	4,330	27,149
RadNet, Inc. (a)	5,911	43,741
ResMed, Inc.	21,192	1,373,030
Retractable Technologies, Inc. (a)	4,605	11,789
Rockwell Medical, Inc. (a)(b)	7,565	50,685
RTI Surgical, Inc. (a)	10,112	31,651
SeaSpine Holdings Corp. (a)	1,779	17,986
Select Medical Holdings Corp. (a)	16,098	217,323
Spark Therapeutics, Inc. (a)	3,374	202,642
Spectranetics Corp. (a)	6,991	175,404
Staar Surgical Co. (a)	5,027	47,254
STERIS PLC	12,865	940,431
Surgery Partners, Inc. (a)	3,215	65,072
Surgical Care Affiliates, Inc. (a)	4,259	207,669
SurModics, Inc. (a)	2,327	70,019
T2 Biosystems, Inc. (a)	4,053	29,344
Tandem Diabetes Care, Inc. (a)	3,670	28,112
Team Health Holdings, Inc. (a)	11,401	371,217
Teleflex, Inc.	6,595	1,108,290
Tenet Healthcare Corp. (a)	12,189	276,203
Triple-S Management Corp., Class B (a)	3,526	77,325
U.S. Physical Therapy, Inc.	1,955	122,578
Unilife Corp. (a)(b)	2,413	5,067
Universal American Corp.	8,418	64,398
Utah Medical Products, Inc.	662	39,588
Vascular Solutions, Inc. (a)	2,784	134,272
VWR Corp. (a)	13,221	374,948
WellCare Health Plans, Inc. (a)	6,769	792,582
West Pharmaceutical Services, Inc.	11,109	827,620
Wright Medical Group NV (a)	15,623	383,232
Zafgen, Inc. (a)	2,989	9,894
Zeltiq Aesthetics, Inc. (a)	5,536	217,122

		32,726,286

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Household Goods & Home Construction — 1.5%
ACCO Brands Corp. (a)	16,442	$158,501
Bassett Furniture Industries, Inc.	1,739	40,432
Beazer Homes USA, Inc. (a)	5,712	66,602
Briggs & Stratton Corp.	6,373	118,856
Cavco Industries, Inc. (a)	1,393	137,977
Central Garden and Pet Co., Class A (a)	6,265	155,372
Compx International, Inc.	1,034	11,974
Comstock Holdings Cos., Inc. (a)(b)	1,729	3,199
Dixie Group, Inc. (a)	2,900	14,500
Edgewell Personal Care Co. (a)	8,921	709,398
Energizer Holdings, Inc.	9,214	460,331
Ethan Allen Interiors, Inc.	3,943	123,298
Flexsteel Industries, Inc.	1,215	62,840
Forward Industries, Inc. (a)	2,823	4,206
Herman Miller, Inc.	8,959	256,227
HNI Corp.	6,656	264,909
Hooker Furniture Corp.	1,876	45,943
Hovnanian Enterprises, Inc., Class A (a)	21,351	36,083
Interface, Inc.	9,610	160,391
iRobot Corp. (a)	4,266	187,619
KB Home	12,278	197,921
Knoll, Inc.	7,374	168,496
La-Z-Boy, Inc.	7,437	182,653
LGI Homes, Inc. (a)	2,808	103,447
Libbey, Inc.	3,627	64,742
Lifetime Brands, Inc.	2,050	27,593
M/I Homes, Inc. (a)	4,013	94,586
Manitowoc Foodservice, Inc. (a)	19,950	323,589
MDC Holdings, Inc.	5,655	145,899
Meritage Homes Corp. (a)	5,844	202,787
National Presto Industries, Inc.	790	69,354
NVR, Inc. (a)	549	900,289
Oil-Dri Corp. of America	1,129	42,496
Scotts Miracle-Gro Co., Class A	6,850	570,399
Select Comfort Corp. (a)	7,058	152,453
Spectrum Brands Holdings, Inc.	3,650	502,568
Steelcase, Inc., Class A	12,921	179,473
Taylor Morrison Home Corp., Class A (a)	5,375	94,600
Tempur Sealy International, Inc. (a)	7,764	440,529
Toll Brothers, Inc. (a)	22,796	680,689
TRI Pointe Group, Inc. (a)	22,019	290,210
Tupperware Brands Corp.	7,504	490,536
Virco Manufacturing Corp. (a)	5,315	21,951
Wayfair, Inc., Class A (a)(b)	4,521	177,992
WCI Communities, Inc. (a)	3,484	82,640
WD-40 Co.	2,138	240,375
William Lyon Homes, Class A (a)	4,111	76,259

		9,543,184

Common Stocks	Shares	Value
Industrial Engineering — 2.8%
Accuride Corp. (a)	6,798	$17,403
AGCO Corp.	10,320	508,982
Alamo Group, Inc.	1,607	105,885
Albany International Corp., Class A	4,299	182,192
Altra Industrial Motion Corp.	4,066	117,792
American Railcar Industries, Inc.	1,354	56,150
Astec Industries, Inc.	2,944	176,257
Babcock & Wilcox Enterprises, Inc. (a)	8,137	134,261
Broadwind Energy, Inc. (a)	4,880	21,472
Ceco Environmental Corp.	4,277	48,245
Chicago Rivet & Machine Co.	494	14,079
CIRCOR International, Inc.	2,547	151,699
CLARCOR, Inc.	7,187	467,155
Colfax Corp. (a)	14,850	466,736
Columbus McKinnon Corp.	2,933	52,325
Commercial Vehicle Group, Inc. (a)	5,294	30,599
Crane Co.	7,597	478,687
Donaldson Co., Inc.	20,116	750,930
Douglas Dynamics, Inc.	3,445	110,033
Dynamic Materials Corp.	2,800	29,848
Energy Recovery, Inc. (a)	5,232	83,607
EnPro Industries, Inc.	3,157	179,381
Federal Signal Corp.	9,098	120,640
Franklin Electric Co., Inc.	5,838	237,665
FreightCar America, Inc.	2,656	38,193
GATX Corp.	6,015	267,968
Gorman-Rupp Co.	2,838	72,681
Graco, Inc.	8,356	618,344
Graham Corp.	1,902	36,328
Greenbrier Cos., Inc.	4,279	151,049
H&E Equipment Services, Inc.	4,783	80,163
Horizon Global Corp. (a)	3,297	65,709
Hurco Cos., Inc.	1,373	38,540
Hyster-Yale Materials Handling, Inc.	1,367	82,198
IDEX Corp.	11,400	1,066,698
John Bean Technologies Corp.	4,305	303,718
Joy Global, Inc.	14,760	409,442
Kadant, Inc.	1,829	95,309
Kennametal, Inc.	11,991	347,979
Key Technology, Inc. (a)	998	10,788
Kimball International, Inc., Class B	5,240	67,806
Lincoln Electric Holdings, Inc.	9,618	602,279
Lindsay Corp.	1,553	114,891
Lydall, Inc. (a)	2,799	143,113
Manitex International, Inc. (a)(b)	2,717	14,971
Manitowoc Co., Inc.	23,435	112,254
Materion Corp.	3,097	95,109
Meritor, Inc. (a)	14,359	159,816
MFRI, Inc. (a)	1,937	14,760
Middleby Corp. (a)	8,715	1,077,348
Miller Industries, Inc.	2,019	46,013

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
MSA Safety, Inc.	4,681	$271,685
Mueller Industries, Inc.	8,443	273,722
NACCO Industries, Inc., Class A	799	54,300
Navistar International Corp. (a)	9,906	226,748
NN, Inc.	4,181	76,303
Nordson Corp.	8,037	800,726
Oshkosh Corp.	11,103	621,768
Paylocity Holding Corp. (a)	3,681	163,657
Proto Labs, Inc. (a)	3,660	219,271
Spartan Motors, Inc.	5,545	53,121
SPX Corp. (a)	6,490	130,709
SPX FLOW, Inc. (a)	6,381	197,301
Standex International Corp.	2,053	190,662
Sun Hydraulics Corp.	3,942	127,208
Tennant Co.	2,625	170,100
Terex Corp.	16,239	412,633
Timken Co.	10,204	358,569
TimkenSteel Corp. (a)	5,808	60,694
Toro Co.	16,514	773,516
Trinity Industries, Inc.	22,496	543,953
Twin Disc, Inc.	1,831	21,935
Wabash National Corp. (a)	10,252	145,989
Wabtec Corp.	13,674	1,116,482
Woodward, Inc.	8,136	508,337

		18,194,879
Industrial Metals & Mining — 0.7%
AK Steel Holding Corp. (a)	37,112	179,251
Allegheny Technologies, Inc.	16,681	301,426
Ampco-Pittsburgh Corp.	1,955	21,681
Carpenter Technology Corp.	7,069	291,667
Century Aluminum Co. (a)	7,937	55,162
Cliffs Natural Resources, Inc. (a)	31,471	184,105
Commercial Metals Co.	17,547	284,086
Friedman Industries, Inc.	2,787	14,827
Handy & Harman Ltd. (a)	780	16,411
Haynes International, Inc.	2,039	75,667
Kaiser Aluminum Corp.	2,591	224,096
McEwen Mining, Inc.	31,501	115,609
Olympic Steel, Inc.	1,597	35,294
Reliance Steel & Aluminum Co.	11,027	794,275
Ryerson Holding Corp. (a)	2,400	27,096
Steel Dynamics, Inc.	36,758	918,582
Synalloy Corp.	2,147	20,117
United States Steel Corp.	25,424	479,497
Universal Stainless & Alloy Products, Inc. (a)	1,302	13,658
Uranium Energy Corp. (a)	19,733	19,478
Worthington Industries, Inc.	6,553	314,741

		4,386,726
Industrial Transportation — 1.2%
Air Lease Corp.	14,722	420,755

Common Stocks	Shares	Value
Industrial Transportation (continued)
Air Transport Services Group, Inc. (a)	8,433	$121,014
Aircastle Ltd.	8,419	167,201
ArcBest Corp.	3,519	66,931
Ardmore Shipping Corp.	6,365	44,810
Atlas Air Worldwide Holdings, Inc. (a)	3,769	161,389
CAI International, Inc. (a)	2,930	24,231
Celadon Group, Inc.	4,175	36,489
Covenant Transportation Group, Inc., Class A (a)	2,275	43,976
Echo Global Logistics, Inc. (a)	4,536	104,600
Forward Air Corp.	4,502	194,757
FRP Holdings, Inc. (a)	1,209	37,564
Genco Shipping & Trading, Ltd. (a)	177	811
Gener8 Maritime, Inc. (a)	12,477	63,882
Genesee & Wyoming, Inc., Class A (a)	8,719	601,175
Heartland Express, Inc.	6,722	126,911
Hub Group, Inc., Class A (a)	5,287	215,498
Kirby Corp. (a)	8,071	501,693
Knight Transportation, Inc.	9,738	279,383
Landstar System, Inc.	6,328	430,810
Macquarie Infrastructure Corp.	11,459	953,847
Marten Transport Ltd.	3,567	74,907
Matson, Inc.	6,329	252,400
Old Dominion Freight Line, Inc. (a)	10,535	722,806
Overseas Shipholding Group, Inc., Class A	5,813	61,443
PAM Transportation Services, Inc. (a)	659	13,193
Patriot Transportation Holding, Inc. (a)	627	13,324
PHH Corp. (a)	8,457	122,204
Rand Logistics, Inc. (a)	5,032	3,774
Roadrunner Transportation Systems, Inc. (a)	4,706	37,554
Saia, Inc. (a)	4,133	123,825
Swift Transportation Co. (a)	12,764	274,043
Teekay Corp.	6,907	53,253
Textainer Group Holdings Ltd.	3,736	27,983
Triton International, Ltd.	4,790	63,180
Universal Truckload Services, Inc.	1,233	16,547
USA Truck, Inc. (a)	1,622	16,609
Werner Enterprises, Inc.	6,158	143,297
Wesco Aircraft Holdings, Inc. (a)	8,960	120,333
Willis Lease Finance Corp. (a)	1,351	32,113
World Fuel Services Corp.	10,630	491,744
XPO Logistics, Inc. (a)	12,259	449,538
YRC Worldwide, Inc. (a)	4,920	60,614

		7,772,411

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Leisure Goods — 0.9%
Arctic Cat, Inc.	2,143	$33,195
Black Diamond, Inc. (a)	4,738	24,353
Brunswick Corp.	13,523	659,652
Callaway Golf Co.	14,931	173,349
Drew Industries, Inc.	3,780	370,516
DTS, Inc.	2,922	124,302
Eastman Kodak Co. (a)	6,100	91,500
Escalade, Inc.	2,070	26,413
Fitbit, Inc., Series A (a)(b)	20,556	305,051
Fox Factory Holding Corp. (a)	4,075	93,603
Glu Mobile, Inc. (a)	17,785	39,839
GoPro, Inc., Class A (a)(b)	15,121	252,218
Malibu Boats, Inc. (a)	3,744	55,786
Marine Products Corp.	2,700	24,219
Nautilus, Inc. (a)	4,821	109,533
Polaris Industries, Inc.	9,046	700,522
Pool Corp.	6,438	608,520
Skullcandy, Inc. (a)	3,869	24,530
Take-Two Interactive Software, Inc. (a)	13,053	588,429
Thor Industries, Inc.	7,223	611,788
Universal Electronics, Inc. (a)	2,235	166,418
Vista Outdoor, Inc. (a)	9,083	362,048
Winnebago Industries, Inc.	4,162	98,098
Zedge, Inc., Class B (a)	4,053	13,861

		5,557,743
Life Insurance — 0.3%
American Equity Investment Life Holding Co.	11,676	207,015
AMERISAFE, Inc.	3,104	182,453
Atlantic American Corp.	2,927	9,542
Citizens, Inc. (a)(b)	8,213	76,874
CNO Financial Group, Inc.	26,587	405,984
eHealth, Inc. (a)	2,920	32,733
Employers Holdings, Inc.	4,842	144,437
FBL Financial Group, Inc., Class A	1,432	91,605
Genworth Financial, Inc., Class A (a)	72,971	361,936
Independence Holding Co.	1,686	28,965
National Western Life Group, Inc.	443	90,979
Primerica, Inc.	6,834	362,407

		1,994,930
Media — 3.9%
Acxiom Corp. (a)	11,802	314,523
AH Belo Corp., Class A	3,599	26,453
AMC Networks, Inc., Class A (a)	9,248	479,601
Ascent Capital Group, Inc., Class A (a)	2,129	49,329
Avid Technology, Inc. (a)	5,767	45,790
Bankrate, Inc. (a)	7,128	60,445

Common Stocks	Shares	Value
Media (continued)
Beasley Broadcasting Group, Inc., Class A	784	$4,257
Cable One, Inc.	715	417,560
Clear Channel Outdoor Holdings, Inc., Class A	5,624	32,844
ComScore, Inc. (a)	7,063	216,552
CSS Industries, Inc.	1,461	37,372
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	25,485	8,407
DISH Network Corp., Class A (a)	34,096	1,867,779
Dolby Laboratories, Inc., Class A	8,192	444,744
Emmis Communications Corp., Class A (a)	2,653	10,745
Entercom Communications Corp., Class A	4,346	56,237
Entravision Communications Corp., Class A	10,513	80,214
EW Scripps Co. (a)	8,572	136,295
FactSet Research Systems, Inc.	6,123	992,538
Gannett Co., Inc.	17,822	207,448
Global Eagle Entertainment, Inc. (a)	7,875	65,441
Graham Holdings Co., Class B	660	317,704
Gray Television, Inc. (a)	10,007	103,673
Groupon, Inc. (a)	60,701	312,610
Harte-Hanks, Inc.	6,749	10,933
John Wiley & Sons, Inc., Class A	6,748	348,264
Lamar Advertising Co., Class A	12,563	820,490
Lee Enterprises, Inc. (a)	8,464	31,740
Liberty Global PLC, Class A (a)	40,283	1,376,873
Liberty Global PLC, Class C (a)	96,606	3,191,862
Liberty Global PLC LiLAC, Class A (a)	7,846	216,471
Liberty Global PLC LiLAC, Class C (a)	18,370	515,278
Liberty Interactive Corp QVC Group, Series A (a)	63,267	1,265,973
Liberty Media Group, Class A (a)	3,415	97,840
Liberty Media Group, Class C (a)	6,777	190,705
Liberty SiriusXM Group, Class A (a)	13,849	470,589
Liberty SiriusXM Group, Class C (a)	25,336	846,476
Liberty Broadband Corp., Class A (a)	4,076	285,972
Liberty Broadband Corp., Class C (a)	10,186	728,095
Liberty Ventures, Series A (a)	20,947	835,157
Lions Gate Entertainment Corp.	16,132	322,479
Live Nation Entertainment, Inc. (a)	20,179	554,519
Marchex, Inc., Class B (a)	5,246	14,531
McClatchy Co., Class A (a)	1,090	17,582
Media General, Inc. (a)	15,632	288,098
Meredith Corp.	5,493	285,581
Morningstar, Inc.	2,851	225,999

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media (continued)
MSG Networks, Inc., Class A (a)	9,903	$184,295
National CineMedia, Inc.	9,730	143,226
New Media Investment Group, Inc.	7,101	110,065
New York Times Co., Class A	18,334	219,091
Nexstar Broadcasting Group, Inc., Class A	4,695	270,948
Outfront Media, Inc.	21,224	501,948
Pandora Media, Inc. (a)	34,802	498,713
QuinStreet, Inc. (a)	7,427	22,430
Quotient Technology, Inc. (a)	10,529	140,141
Remark Media, Inc. (a)	1,421	6,451
RetailMeNot, Inc. (a)	6,625	65,521
Rubicon Project, Inc. (a)	6,574	54,433
Saga Communications, Inc., Class A	1,046	47,426
Scholastic Corp.	3,775	148,584
Sinclair Broadcast Group, Inc., Class A	9,936	286,952
Sirius XM Holdings, Inc. (a)	265,230	1,106,009
Spanish Broadcasting System, Inc. (a)	1,474	5,645
SPAR Group, Inc. (a)	3,165	3,387
Starz, Class A (a)	12,630	393,930
TechTarget, Inc. (a)	5,183	41,775
TheStreet, Inc.	16,585	18,243
Time, Inc.	15,065	218,141
Tribune Media Co., Class A	11,659	425,787
TRONC, Inc.	3,616	61,038
TubeMogul, Inc. (a)	4,314	40,422
Value Line, Inc.	1,830	29,719
WebMD Health Corp. (a)	5,811	288,807
XO Group, Inc. (a)	4,167	80,548
Yelp, Inc. (a)	8,984	374,633

		25,018,376
Mining — 0.5%
Cloud Peak Energy, Inc. (a)	9,192	50,004
Coeur Mining, Inc. (a)	24,181	286,061
Compass Minerals International, Inc.	5,017	369,753
CONSOL Energy, Inc.	27,128	520,858
Fairmount Santrol Holdings, Inc. (a)	15,413	130,702
General Moly, Inc. (a)	21,436	6,004
Gold Resource Corp.	8,706	64,599
Golden Minerals Co. (a)(b)	9,302	7,070
Hecla Mining Co.	58,333	332,498
Pershing Gold Corp. (a)(b)	5,475	24,802
Royal Gold, Inc.	9,867	764,002
Solitario Exploration & Royalty Corp. (a)	15,315	10,108
Stillwater Mining Co. (a)	18,398	245,797
SunCoke Energy, Inc.	9,743	78,139

Common Stocks	Shares	Value
Mining (continued)
U.S. Silica Holdings, Inc.	9,713	$452,237
Westmoreland Coal Co. (a)	3,275	29,016

		3,371,650
Mobile Telecommunications — 0.9%
ATN International, Inc.	1,577	102,568
Globalstar, Inc. (a)(b)	50,267	60,823
Iridium Communications, Inc. (a)	12,372	100,337
NII Holdings, Inc. (a)	14,857	49,474
ORBCOMM, Inc. (a)	10,768	110,372
pdvWireless, Inc. (a)(b)	1,832	41,953
SBA Communications Corp., Class A (a)	18,839	2,112,982
Shenandoah Telecommunications Co.	6,758	183,885
Spok Holdings, Inc.	3,740	66,647
Sprint Corp. (a)	95,860	635,552
T-Mobile U.S., Inc. (a)	43,229	2,019,659
Telephone & Data Systems, Inc.	13,666	371,442
Towerstream Corp. (a)(b)	761	1,035
United States Cellular Corp. (a)	1,710	62,141

		5,918,870
Nonlife Insurance — 3.4%
Alleghany Corp. (a)	2,323	1,219,621
Allied World Assurance Co. Holdings AG	13,364	540,173
Ambac Financial Group, Inc. (a)	6,380	117,328
American Financial Group, Inc.	10,964	822,300
American National Insurance Co.	1,133	138,181
AmTrust Financial Services, Inc.	16,477	442,078
Arch Capital Group Ltd. (a)	18,353	1,454,659
Argo Group International Holdings Ltd.	4,567	257,670
Aspen Insurance Holdings Ltd.	8,994	419,030
Assured Guaranty Ltd.	19,922	552,836
Axis Capital Holdings Ltd.	13,655	741,876
Baldwin & Lyons, Inc., Class B	2,261	57,949
Brown & Brown, Inc.	17,387	655,664
CNA Financial Corp.	4,047	139,257
Donegal Group, Inc., Class A	2,337	37,649
EMC Insurance Group, Inc.	1,652	44,488
Endurance Specialty Holdings Ltd.	9,470	619,812
Enstar Group Ltd. (a)	1,653	271,869
Erie Indemnity Co., Class A	2,694	274,977
Everest Re Group Ltd.	6,141	1,166,606
Federated National Holding Co.	2,537	47,417
First Acceptance Corp. (a)	8,599	8,685
First American Financial Corp.	16,805	660,100
Global Indemnity PLC (a)	1,701	50,520
Greenlight Capital Re Ltd. (a)	5,039	102,997
Hanover Insurance Group, Inc.	6,362	479,822
HCI Group, Inc.	1,768	53,677

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Nonlife Insurance (continued)
Heritage Insurance Holdings, Inc.	4,282	$61,704
Hilltop Holdings, Inc. (a)	12,181	273,585
Horace Mann Educators Corp.	6,108	223,858
Infinity Property & Casualty Corp.	1,707	141,049
James River Group Holdings Ltd.	2,324	84,129
Kemper Corp.	7,415	291,558
Maiden Holdings Ltd.	9,947	126,227
Markel Corp. (a)	2,111	1,960,634
MBIA, Inc. (a)	19,667	153,206
Mercury General Corp.	3,553	194,882
National General Holdings Corp.	9,620	213,949
National Interstate Corp.	1,300	42,289
Navigators Group, Inc.	1,797	174,165
Old Republic International Corp.	36,839	649,103
OneBeacon Insurance Group Ltd.	3,598	51,379
Prism Technologies Group, Inc. (a)	1,044	219
ProAssurance Corp.	7,994	419,525
Reinsurance Group of America, Inc.	9,662	1,042,916
RenaissanceRe Holdings Ltd.	6,043	726,127
RLI Corp.	5,685	388,627
Safety Insurance Group, Inc.	2,336	157,026
Selective Insurance Group, Inc.	8,303	330,958
State Auto Financial Corp.	2,450	58,335
State National Cos., Inc.	5,202	57,846
Third Point Reinsurance Ltd. (a)	9,561	114,732
United Fire Group, Inc.	3,306	139,910
United Insurance Holdings Corp.	3,080	52,298
Universal Insurance Holdings, Inc.	4,997	125,924
Validus Holdings Ltd.	12,433	619,412
W.R. Berkley Corp.	14,911	861,259
White Mountains Insurance Group Ltd.	751	623,330

		21,737,402
Oil & Gas Producers — 2.4%
Abraxas Petroleum Corp. (a)	26,599	44,952
Adams Resources & Energy, Inc.	460	18,087
Alon USA Energy, Inc.	4,552	36,689
Approach Resources, Inc. (a)(b)	5,719	19,330
Barnwell Industries, Inc. (a)	4,904	7,945
Bill Barrett Corp. (a)	10,675	59,353
Bonanza Creek Energy, Inc. (a)(b)	6,854	6,991
California Resources Corp. (a)(b)	6,902	86,275
Callon Petroleum Co. (a)	20,188	316,952
Carrizo Oil & Gas, Inc. (a)	8,650	351,363
Cheniere Energy, Inc. (a)	35,665	1,554,994
Clayton Williams Energy, Inc. (a)(b)	984	84,073
Cobalt International Energy, Inc. (a)	50,294	62,365
Comstock Resources, Inc. (a)	2,950	22,538
Contango Oil & Gas Co. (a)	4,568	46,685
Continental Resources, Inc. (a)	13,189	685,300
CVR Energy, Inc.	2,373	32,676

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Dawson Geophysical Co. (a)	5,308	$40,500
Delek U.S. Holdings, Inc.	8,207	141,899
Denbury Resources, Inc. (a)	62,278	201,158
Diamondback Energy, Inc. (a)	12,039	1,162,245
Eclipse Resources Corp. (a)	13,713	45,116
Energen Corp.	14,820	855,410
EP Energy Corp., Class A (a)(b)	8,656	37,913
Era Group, Inc. (a)	2,473	19,908
Evolution Petroleum Corp.	8,686	54,548
EXCO Resources, Inc. (a)	28,887	30,909
Gastar Exploration, Inc. (a)	27,518	23,247
Gulfport Energy Corp. (a)	19,474	550,141
Halcon Resources Corp. (a)	370	3,471
Harvest Natural Resources, Inc. (a)	9,380	7,542
HollyFrontier Corp.	26,750	655,375
Houston American Energy Corp. (a)(b)	5,104	970
Isramco, Inc. (a)(b)	299	24,937
Kosmos Energy Ltd. (a)	26,027	166,833
Laredo Petroleum, Inc. (a)	21,343	275,325
Magellan Petroleum Corp. (a)	3,259	17,892
Matador Resources Co. (a)	13,357	325,109
Nabors Industries Ltd.	42,757	519,925
Northern Oil and Gas, Inc. (a)	8,538	22,882
Oasis Petroleum, Inc. (a)	28,094	322,238
Pacific Ethanol, Inc. (a)	6,461	44,646
Panhandle Oil and Gas, Inc.	3,937	69,016
Parsley Energy, Inc., Class A (a)	22,830	765,033
PBF Energy, Inc., Class A	14,864	336,521
PDC Energy, Inc. (a)	7,380	494,903
PetroQuest Energy, Inc. (a)	2,933	10,148
Pioneer Energy Services Corp. (a)	10,165	41,067
QEP Resources, Inc.	36,814	718,977
Resolute Energy Corp. (a)	2,135	55,638
Rex Energy Corp. (a)	39,593	23,118
Ring Energy, Inc. (a)	6,379	69,850
RSP Permian, Inc. (a)	11,444	443,798
Sanchez Energy Corp. (a)	8,884	78,535
SemGroup Corp., Class A	7,987	282,420
SM Energy Co.	13,273	512,072
Stone Energy Corp. (a)	854	10,146
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	25,223	1,238,702
Torchlight Energy Resources, Inc. (a)(b)	15,877	17,306
Trecora Resources (a)	4,189	47,838
Triangle Petroleum Corp. (a)(b)	11,728	3,225
VAALCO Energy, Inc. (a)	10,701	9,943
W&T Offshore, Inc. (a)	5,629	9,907
Western Refining, Inc.	12,046	318,737
Whiting Petroleum Corp. (a)	42,577	372,123
WPX Energy, Inc. (a)	52,600	693,794

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Zion Oil & Gas, Inc. (a)(b)	14,230	$19,922

		15,629,446
Oil Equipment, Services & Distribution — 1.3%
Archrock, Inc.	10,345	135,313
Atwood Oceanics, Inc.	10,264	89,194
Basic Energy Services, Inc. (a)(b)	7,015	5,818
Bristow Group, Inc.	5,197	72,862
CARBO Ceramics, Inc.	2,969	32,481
Chart Industries, Inc. (a)	4,840	158,897
Core Laboratories NV	6,667	748,904
Diamond Offshore Drilling, Inc.	9,726	171,275
Dril-Quip, Inc. (a)	5,798	323,180
Ensco PLC, Class A	44,868	381,378
Exterran Corp. (a)	5,172	81,097
Flotek Industries, Inc. (a)	8,081	117,498
Forum Energy Technologies, Inc. (a)	10,079	200,169
Frank’s International NV (b)	3,901	50,713
Geospace Technologies Corp. (a)	2,032	39,583
Gulf Island Fabrication, Inc.	2,513	23,120
Gulfmark Offshore, Inc., Class A (a)	4,514	7,583
Helix Energy Solutions Group, Inc. (a)	16,747	136,153
Hornbeck Offshore Services, Inc. (a)	5,026	27,643
ION Geophysical Corp. (a)	1,418	9,713
Matrix Service Co. (a)	4,118	77,254
McDermott International, Inc. (a)	35,472	177,715
Mitcham Industries, Inc. (a)	4,047	13,355
MRC Global, Inc. (a)	15,474	254,238
Natural Gas Services Group, Inc. (a)	2,730	67,131
Newpark Resources, Inc. (a)	13,319	98,028
Noble Corp. PLC	36,851	233,635
NOW, Inc. (a)	16,086	344,723
Oceaneering International, Inc.	14,799	407,120
OGE Energy Corp.	30,032	949,612
Oil States International, Inc. (a)	8,015	253,034
Par Pacific Holdings, Inc. (a)	4,328	56,610
Parker Drilling Co. (a)	19,733	42,821
Patterson-UTI Energy, Inc.	22,573	504,958
PHI, Inc. (a)	1,452	26,383
Rowan Cos. PLC, Class A	18,906	286,615
RPC, Inc. (a)	9,161	153,905
SEACOR Holdings, Inc. (a)	2,530	150,510
Superior Energy Services, Inc.	22,991	411,539
Tesco Corp.	8,172	66,683
TETRA Technologies, Inc. (a)	15,131	92,450
Tidewater, Inc.	6,879	19,399
Unit Corp. (a)	8,312	154,603
Weatherford International PLC (a)	135,610	762,128

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Willbros Group, Inc. (a)	9,067	$17,046

		8,434,069
Personal Goods — 1.0%
Avon Products, Inc.	65,408	370,209
Carter’s, Inc.	7,612	660,036
Cherokee, Inc. (a)	1,956	20,147
Columbia Sportswear Co.	4,110	233,201
Crocs, Inc. (a)	11,409	94,695
Culp, Inc.	2,014	59,957
Deckers Outdoor Corp. (a)	4,841	288,282
Fossil Group, Inc. (a)	6,527	181,255
G-III Apparel Group Ltd. (a)	6,412	186,910
Helen of Troy Ltd. (a)	4,169	359,243
Iconix Brand Group, Inc. (a)	9,546	77,514
Inter Parfums, Inc.	2,513	81,094
Kate Spade & Co. (a)	19,689	337,273
Lakeland Industries, Inc. (a)	2,101	20,905
lululemon athletica, Inc. (a)	16,248	990,803
Movado Group, Inc.	2,476	53,184
Nu Skin Enterprises, Inc., Class A	7,874	510,078
Orchids Paper Products Co.	1,530	41,662
Oxford Industries, Inc.	2,185	147,924
Perry Ellis International, Inc. (a)	2,072	39,948
Revlon, Inc., Class A (a)	1,899	69,845
Rocky Brands, Inc.	1,306	13,804
Sequential Brands Group, Inc. (a)	7,426	59,408
Skechers U.S.A., Inc., Class A (a)	20,341	465,809
Steven Madden Ltd. (a)	8,495	293,587
Unifi, Inc. (a)	2,485	73,134
Vera Bradley, Inc. (a)	3,075	46,586
Vince Holding Corp. (a)	2,985	16,835
Weyco Group, Inc.	1,357	36,463
Wolverine World Wide, Inc.	15,101	347,776

		6,177,567
Pharmaceuticals & Biotechnology — 5.5%
ACADIA Pharmaceuticals, Inc. (a)	14,086	448,076
Accelerate Diagnostics, Inc. (a)	3,723	101,489
Acceleron Pharma, Inc. (a)	4,714	170,600
AcelRx Pharmaceuticals, Inc. (a)	6,998	27,222
Achillion Pharmaceuticals, Inc. (a)	18,775	152,077
Aclaris Therapeutics, Inc. (a)	1,414	36,213
Acorda Therapeutics, Inc. (a)	6,967	145,471
Acura Pharmaceuticals, Inc. (a)(b)	3,204	5,126
Adamas Pharmaceuticals, Inc. (a)	2,439	40,024
Adamis Pharmaceuticals Corp. (a)(b)	4,970	17,047
Aduro Biotech, Inc. (a)	4,726	58,744
Advaxis, Inc. (a)(b)	5,697	60,901
Adverum Biotechnologies, Inc. (a)	2,724	11,196
Aegerion Pharmaceuticals, Inc. (a)	4,608	13,686
Aerie Pharmaceuticals, Inc. (a)	4,225	159,451

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Agenus, Inc. (a)	11,520	$82,714
Agios Pharmaceuticals, Inc. (a)	4,540	239,803
Aimmune Therapeutics, Inc. (a)	3,518	52,770
Akebia Therapeutics, Inc. (a)	5,628	50,933
Akorn, Inc. (a)	13,339	363,621
Albany Molecular Research, Inc. (a)	4,097	67,641
Alder Biopharmaceuticals, Inc. (a)	6,773	221,951
Aldeyra Therapeutics, Inc. (a)(b)	2,978	23,377
Alimera Sciences, Inc. (a)(b)	7,469	11,129
Alkermes PLC (a)	22,728	1,068,898
Alnylam Pharmaceuticals, Inc. (a)	10,795	731,685
AMAG Pharmaceuticals, Inc. (a)	5,495	134,682
Amicus Therapeutics, Inc. (a)	21,883	161,934
Amphastar Pharmaceuticals, Inc. (a)	5,565	105,568
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	6,589
Anavex Life Sciences Corp. (a)(b)	8,408	30,521
ANI Pharmaceuticals, Inc. (a)	1,215	80,615
Anthera Pharmaceuticals, Inc. (a)	5,522	17,394
Applied Genetic Technologies Corp. (a)	2,151	21,037
Apricus Biosciences, Inc. (a)(b)	12,376	4,187
Aptevo Therapeutics, Inc. (a)	2,249	5,757
Aquinox Pharmaceuticals, Inc. (a)	2,845	38,009
Aratana Therapeutics, Inc. (a)	4,787	44,806
Arena Pharmaceuticals, Inc. (a)	36,143	63,250
Ariad Pharmaceuticals, Inc. (a)	29,611	405,375
ArQule, Inc. (a)	14,883	26,641
Array BioPharma, Inc. (a)	20,224	136,512
Arrowhead Pharmaceuticals, Inc. (a)	11,227	82,518
Assembly Biosciences, Inc. (a)	2,704	19,496
Atara Biotherapeutics, Inc. (a)	3,237	69,239
Athersys, Inc. (a)(b)	16,987	36,182
AVEO Pharmaceuticals, Inc. (a)	13,305	11,841
Avexis, Inc. (a)	1,771	72,983
Aviragen Therapeutics, Inc. (a)	9,180	17,626
Bio-Path Holdings, Inc. (a)	16,724	23,414
Bio-Techne Corp.	5,650	618,675
BioCryst Pharmaceuticals, Inc. (a)	10,728	47,310
BioDelivery Sciences International, Inc. (a)	8,009	21,624
BioMarin Pharmaceutical, Inc. (a)	25,761	2,383,408
Biospecifics Technologies Corp. (a)	943	43,067
Biotime, Inc. (a)(b)	9,573	37,335
Bluebird Bio, Inc. (a)	5,658	383,499
Calithera Biosciences, Inc. (a)	2,540	8,255
Capricor Therapeutics, Inc. (a)(b)	1,665	5,511
Cara Therapeutics, Inc. (a)	4,726	39,462
Carbylan Therapeutics, Inc. (a)	3,615	1,664
Cascadian Therapeutics, Inc. (a)	15,224	24,967
CASI Pharmaceuticals, Inc. (a)	7,740	8,591
Catalent, Inc. (a)	15,983	413,001

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Catalyst Pharmaceutical, Inc. (a)	12,442	$13,562
CEL-SCI Corp. (a)	21,543	6,571
Celldex Therapeutics, Inc. (a)	14,541	58,746
Cellular Biomedicine Group, Inc. (a)(b)	1,597	23,157
Cempra, Inc. (a)(b)	7,488	181,210
Cerus Corp. (a)	15,994	99,323
Charles River Laboratories International, Inc. (a)	7,243	603,632
Chiasma, Inc. (a)	6,599	19,401
Chimerix, Inc. (a)	6,230	34,514
Cleveland BioLabs, Inc. (a)	2,800	4,872
Clovis Oncology, Inc. (a)	5,926	213,632
Coherus Biosciences, Inc. (a)	4,633	124,072
Collegium Pharmaceutical, Inc. (a)	1,959	37,730
Concert Pharmaceuticals, Inc. (a)	2,663	26,923
ContraVir Pharmaceuticals, Inc. (a)(b)	5,453	5,835
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,152	41,772
Corcept Therapeutics, Inc. (a)	12,029	78,188
CorMedix, Inc. (a)(b)	7,588	19,122
CTI BioPharma Corp. (a)	26,414	9,887
Cumberland Pharmaceuticals, Inc. (a)	4,500	22,545
Curis, Inc. (a)	19,155	49,995
Cytokinetics, Inc. (a)	6,535	59,991
CytomX Therapeutics, Inc. (a)	3,758	58,925
Cytori Therapeutics, Inc. (a)(b)	2,594	5,266
CytRx Corp. (a)	9,758	5,741
Depomed, Inc. (a)	9,157	218,761
Dermira, Inc. (a)	4,023	136,058
Dicerna Pharmaceuticals, Inc. (a)	2,670	15,700
Durect Corp. (a)	19,556	27,183
Dyax Corp.	21,860	24,265
Dynavax Technologies Corp. (a)	6,009	63,034
Eagle Pharmaceuticals, Inc. (a)	1,253	87,710
Edge Therapeutics, Inc. (a)	3,751	39,048
Editas Medicine, Inc. (a)	2,530	34,104
Egalet Corp. (a)	2,864	21,795
Eiger Biopharmaceuticals, Inc. (a)	1,169	15,653
Emergent Biosolutions, Inc. (a)	5,255	165,690
Enanta Pharmaceuticals, Inc. (a)	2,059	54,790
Endocyte, Inc. (a)	7,477	23,104
Enzo Biochem, Inc. (a)	8,028	40,863
Epizyme, Inc. (a)	6,286	61,854
Esperion Therapeutics, Inc. (a)	2,194	30,387
Exact Sciences Corp. (a)	16,377	304,121
Exelixis, Inc. (a)	34,745	444,389
Fate Therapeutics, Inc. (a)	4,030	12,574
Fibrocell Science, Inc. (a)	4,586	3,302
FibroGen, Inc. (a)	8,044	166,511
Five Prime Therapeutics, Inc. (a)	4,356	228,646

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Flex Pharma, Inc. (a)	2,196	$25,869
Flexion Therapeutics, Inc. (a)	3,651	71,341
Fortress Biotech, Inc. (a)	6,807	20,217
Foundation Medicine, Inc. (a)	2,028	47,354
Galena Biopharma, Inc. (a)	27,712	9,708
Genocea Biosciences, Inc. (a)	3,917	20,055
Genomic Health, Inc. (a)	2,857	82,624
GenVec, Inc. (a)	8,267	3,812
Geron Corp. (a)	25,126	56,785
Global Blood Therapeutics, Inc. (a)	3,298	76,019
GTx, Inc. (a)	17,845	13,973
Halozyme Therapeutics, Inc. (a)	17,395	210,132
Harvard Bioscience, Inc. (a)	6,840	18,605
Heat Biologics, Inc. (a)(b)	2,991	4,068
Hemispherx Biopharma, Inc. (a)	5,727	7,159
Heron Therapeutics, Inc. (a)	5,286	91,078
Histogenics Corp. (a)(b)	1,354	4,279
Horizon Pharma PLC (a)	24,357	441,592
iBio, Inc. (a)	21,015	11,768
Idera Pharmaceuticals, Inc. (a)(b)	15,546	39,798
Ignyta, Inc. (a)	6,135	38,589
Immune Design Corp. (a)	1,494	11,325
ImmunoGen, Inc. (a)	12,865	34,478
Immunomedics, Inc. (a)(b)	13,387	43,508
Impax Laboratories, Inc. (a)	10,889	258,069
INC Research Holdings, Inc., Class A (a)	8,229	366,849
Incyte Corp. (a)	26,384	2,487,747
Infinity Pharmaceuticals, Inc. (a)	7,013	10,940
Innoviva, Inc. (a)	12,381	136,067
Inotek Pharmaceuticals Corp. (a)	3,215	30,478
Inovio Pharmaceuticals, Inc. (a)	10,866	101,271
Insmed, Inc. (a)	9,141	132,727
Insys Therapeutics, Inc. (a)(b)	3,557	41,937
Intercept Pharmaceuticals, Inc. (a)	2,687	442,253
Intrexon Corp. (a)	9,146	256,271
Invitae Corp. (a)(b)	4,225	37,011
InVivo Therapeutics Holdings Corp. (a)(b)	5,769	39,229
Ionis Pharmaceuticals, Inc. (a)	18,154	665,163
Ironwood Pharmaceuticals, Inc. (a)	19,973	317,171
IsoRay, Inc. (a)	15,938	11,477
Jazz Pharmaceuticals PLC (a)	9,068	1,101,581
Juniper Pharmaceuticals, Inc. (a)	2,517	13,969
Karyopharm Therapeutics, Inc. (a)	3,090	30,066
KemPharm, Inc. (a)	4,202	18,867
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	85,932
Kite Pharma, Inc. (a)	6,697	374,094
La Jolla Pharmaceutical Co. (a)	2,049	48,746
Lannett Co., Inc. (a)	4,569	121,398
Lexicon Pharmaceuticals, Inc. (a)	6,848	123,743

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (a)	2,895	$295,464
Lion Biotechnologies, Inc. (a)	7,492	61,659
Loxo Oncology, Inc. (a)	1,984	51,941
Luminex Corp. (a)	6,445	146,430
MacroGenics, Inc. (a)	4,979	148,922
Madrigal Pharmaceuticals, Inc. (a)	558	7,075
MannKind Corp. (a)(b)	39,844	24,703
Mast Therapeutics, Inc. (a)(b)	50,199	5,522
Medgenics, Inc. (a)	7,157	39,864
Medicines Co. (a)	10,582	399,365
MediciNova, Inc. (a)(b)	4,864	36,431
MEI Pharma, Inc. (a)	8,459	14,888
Merrimack Pharmaceuticals, Inc. (a)	20,058	127,368
MiMedx Group, Inc. (a)	15,260	130,931
Minerva Neurosciences, Inc. (a)	2,856	40,312
Mirati Therapeutics, Inc. (a)	4,241	28,033
Momenta Pharmaceuticals, Inc. (a)	9,395	109,828
Myriad Genetics, Inc. (a)	10,288	211,727
NanoString Technologies, Inc. (a)	2,146	42,877
NantKwest, Inc. (a)(b)	4,139	32,201
Nektar Therapeutics (a)	20,740	356,313
Neothetics, Inc. (a)(b)	1,616	1,810
Neuralstem, Inc. (a)	17,361	5,556
Neurocrine Biosciences, Inc. (a)	13,195	668,195
NewLink Genetics Corp. (a)	3,137	47,118
Northwest Biotherapeutics, Inc. (a)(b)	7,566	4,125
Novavax, Inc. (a)(b)	41,203	85,702
Ohr Pharmaceutical, Inc. (a)	9,287	26,282
Omeros Corp. (a)(b)	6,534	72,919
Oncocyte Corp. (a)	478	2,409
OncoMed Pharmaceuticals, Inc. (a)	3,414	39,022
Ophthotech Corp. (a)	4,442	204,909
OPKO Health, Inc. (a)(b)	54,705	579,326
Orexigen Therapeutics, Inc. (a)(b)	1,808	6,003
Organovo Holdings, Inc. (a)(b)	12,913	48,940
Osiris Therapeutics, Inc. (a)	2,766	13,719
Otonomy, Inc. (a)	4,226	76,871
OvaScience, Inc. (a)	5,645	40,418
Pacific Biosciences of California, Inc. (a)	11,755	105,325
Pacira Pharmaceuticals, Inc. (a)	5,782	197,860
Pain Therapeutics, Inc. (a)	8,736	8,735
Palatin Technologies, Inc. (a)	23,498	14,780
Paratek Pharmaceuticals, Inc. (a)	2,653	34,516
PDL BioPharma, Inc.	23,556	78,913
Peregrine Pharmaceuticals, Inc. (a)	35,720	15,360
Pernix Therapeutics Holdings (a)	7,631	4,747
Pfenex, Inc. (a)	2,551	22,831
PharmAthene, Inc. (a)	14,512	42,085
Portola Pharmaceuticals, Inc. (a)	8,510	193,262
PRA Health Sciences, Inc. (a)	4,511	254,917

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Prestige Brands Holdings, Inc. (a)	7,922	$382,395
Progenics Pharmaceuticals, Inc. (a)	10,933	69,206
Proteon Therapeutics, Inc. (a)	1,374	12,819
Prothena Corp. PLC (a)	5,335	319,940
Provectus Biopharmaceuticals, Inc. (a)	14,312	1,420
pSivida Corp. (a)	6,822	20,534
PTC Therapeutics, Inc. (a)	4,711	66,001
Puma Biotechnology, Inc. (a)	3,746	251,169
Quintiles Transnational Holdings, Inc. (a)	13,603	1,102,659
Radius Health, Inc. (a)	5,619	303,932
Raptor Pharmaceutical Corp. (a)	13,164	118,081
Recro Pharma, Inc. (a)	2,418	21,375
REGENXBIO, Inc. (a)	3,300	46,233
Regulus Therapeutics, Inc. (a)	4,368	14,414
Rennova Health, Inc. (a)	782	148
Repligen Corp. (a)	5,025	151,705
Repros Therapeutics, Inc. (a)	4,528	9,464
Retrophin, Inc. (a)	5,293	118,457
Revance Therapeutics, Inc. (a)	3,551	57,562
Rexahn Pharmaceuticals, Inc. (a)	44,878	9,424
Rigel Pharmaceuticals, Inc. (a)	16,778	61,575
Sage Therapeutics, Inc. (a)	4,167	191,890
Sangamo Biosciences, Inc. (a)	10,912	50,523
Sarepta Therapeutics, Inc. (a)	6,599	405,245
Sciclone Pharmaceuticals, Inc. (a)	8,444	86,551
Seattle Genetics, Inc. (a)	14,494	782,821
Seres Therapeutics, Inc. (a)	3,552	43,654
Sorrento Therapeutics, Inc. (a)	6,112	47,307
Spectrum Pharmaceuticals, Inc. (a)	9,945	46,443
StemCells, Inc. (a)(b)	2,213	3,010
Stemline Therapeutics, Inc. (a)	3,075	33,302
Sucampo Pharmaceuticals, Inc., Class A (a)	4,244	52,244
Sunesis Pharmaceuticals, Inc. (a)	2,343	10,239
Supernus Pharmaceuticals, Inc. (a)	7,705	190,545
Synergy Pharmaceuticals, Inc. (a)	26,838	147,877
Synthetic Biologics, Inc. (a)	13,497	23,215
Teligent, Inc. (a)	6,994	53,154
Tenax Therapeutics, Inc. (a)	1,873	4,308
Tetraphase Pharmaceuticals, Inc. (a)	6,125	23,459
TG Therapeutics, Inc. (a)	6,103	47,237
TherapeuticsMD, Inc. (a)	25,609	174,397
Theravance Biopharma, Inc. (a)(b)	5,332	193,232
Threshold Pharmaceuticals, Inc. (a)	10,962	7,427
Titan Pharmaceuticals, Inc. (a)(b)	3,672	21,591
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	2,275
Tonix Pharmaceuticals Holding Corp. (a)	1,554	1,084
Tracon Pharmaceuticals, Inc. (a)	1,428	9,653
Trevena, Inc. (a)	7,025	47,419

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Trovagene, Inc. (a)(b)	5,524	$24,803
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,539	392,937
United Therapeutics Corp. (a)	6,559	774,487
Vanda Pharmaceuticals, Inc. (a)	6,494	108,060
Verastem, Inc. (a)	5,333	7,093
Versartis, Inc. (a)	3,367	41,246
Vical, Inc. (a)	2,976	9,047
Vitae Pharmaceuticals, Inc. (a)	3,834	80,207
Vital Therapies, Inc. (a)	3,761	23,017
Vivus, Inc. (a)(b)	17,507	19,958
Voyager Therapeutics, Inc. (a)	1,200	14,412
WaVe Life Sciences Ltd. (a)	1,603	52,049
Windtree Therapeutics, Inc. (a)	2,806	7,211
Xencor, Inc. (a)	5,212	127,642
XOMA Corp. (a)	21,795	10,004
ZIOPHARM Oncology, Inc. (a)(b)	18,936	106,610
Zogenix, Inc. (a)	4,527	51,744

		35,573,387
Real Estate Investment & Services — 1.7%
AG Mortgage Investment Trust, Inc.	5,690	89,618
Alexander & Baldwin, Inc.	6,845	262,985
Altisource Portfolio Solutions SA (a)	1,818	58,903
American Realty Investors, Inc. (a)	1,631	12,591
AV Homes, Inc. (a)	2,544	42,332
BBX Capital Corp., Class A (a)	993	20,486
Black Knight Financial Services, Inc., Class A (a)	3,577	146,299
Chimera Investment Corp.	25,996	414,636
Columbia Property Trust, Inc.	18,064	404,453
Communications Sales & Leasing, Inc.	20,837	654,490
Consolidated-Tomoka Land Co.	1,011	51,753
Dynex Capital, Inc.	8,841	65,600
Forest City Realty Trust, Inc., Class A	33,228	768,564
Forestar Group, Inc. (a)	4,591	53,761
Gaming and Leisure Properties, Inc.	29,459	985,404
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,727	157,210
HFF, Inc., Class A	5,216	144,431
Howard Hughes Corp. (a)	5,538	634,101
InfraREIT, Inc.	6,218	112,795
Jones Lang LaSalle, Inc.	6,909	786,175
Kennedy-Wilson Holdings, Inc.	13,764	310,378
Marcus & Millichap, Inc. (a)	2,728	71,337
Maui Land & Pineapple Co., Inc. (a)	5,106	33,495
Monogram Residential Trust, Inc.	26,236	279,151
Nationstar Mortgage Holdings, Inc. (a)	5,186	76,805
Paramount Group, Inc.	27,237	446,414

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment & Services (continued)
QTS Realty Trust, Inc., Class A	7,185	$379,727
RE/MAX Holdings, Inc., Class A	2,929	128,232
Realogy Holdings Corp.	22,355	578,100
Reis, Inc.	1,837	37,585
Rexford Industrial Realty, Inc.	10,138	232,059
St. Joe Co. (a)	10,898	200,305
STORE Capital Corp.	23,739	699,588
Tejon Ranch Co. (a)	2,659	64,667
Xenia Hotels & Resorts, Inc.	15,639	237,400
Zillow Group, Inc., Class A (a)	6,744	232,331
Zillow Group, Inc., Class C (a)	16,073	556,929

		10,431,090
Real Estate Investment Trusts (REITs) — 9.2%
Acadia Realty Trust	11,370	412,049
Agree Realty Corp.	3,780	186,883
Alexander’s, Inc.	498	208,961
Alexandria Real Estate Equities, Inc.	11,616	1,263,472
Altisource Residential Corp.	9,073	98,896
American Assets Trust, Inc.	5,923	256,940
American Campus Communities, Inc.	19,566	995,322
American Capital Agency Corp.	49,652	970,200
American Homes 4 Rent, Class A	32,719	708,039
Annaly Capital Management, Inc.	152,007	1,596,073
Anworth Mortgage Asset Corp.	16,369	80,535
Apollo Commercial Real Estate Finance, Inc.	11,939	195,441
Apple Hospitality REIT, Inc.	24,383	451,329
Arbor Realty Trust, Inc.	9,585	71,121
Ares Commercial Real Estate Corp.	6,966	87,772
Arlington Asset Investment Corp.	1,883	27,850
Armada Hoffler Properties, Inc.	6,546	87,716
ARMOUR Residential REIT, Inc.	5,832	131,453
Ashford Hospitality Prime, Inc.	5,078	71,600
Ashford Hospitality Trust, Inc.	13,385	78,838
Blackstone Mortgage Trust, Inc., Class A	14,099	415,216
Bluerock Residential Growth REIT, Inc.	5,761	74,893
Brandywine Realty Trust	26,057	407,010
Brixmor Property Group, Inc.	38,898	1,080,975
BRT Realty Trust (a)	3,601	28,880
Camden Property Trust	13,159	1,101,935
Capstead Mortgage Corp.	13,401	126,371
Care Capital Properties, Inc.	12,635	360,097
CareTrust REIT, Inc.	9,452	139,701
Catchmark Timber Trust, Inc.	7,387	86,354
CBL & Associates Properties, Inc.	25,400	308,356
Cedar Realty Trust, Inc.	12,109	87,185
Chatham Lodging Trust	6,442	124,009
Chesapeake Lodging Trust	8,980	205,642

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CIM Commercial Trust Corp.	1,904	$29,245
Colony Capital, Inc., Class A	16,809	306,428
Colony Starwood Homes	7,490	214,963
Condor Hospitality Trust, Inc.	985	1,911
CorEnergy Infrastructure Trust, Inc.	2,295	67,312
Coresite Realty Corp.	4,948	366,350
Corporate Office Properties Trust	13,663	387,346
Cousins Properties, Inc.	31,657	330,499
CubeSmart	27,112	739,073
CyrusOne, Inc.	11,372	540,966
CYS Investments, Inc.	22,334	194,752
DCT Industrial Trust, Inc.	13,783	669,165
DDR Corp.	45,849	799,148
DiamondRock Hospitality Co.	28,628	260,515
Douglas Emmett, Inc.	21,422	784,688
Duke Realty Corp.	52,243	1,427,801
DuPont Fabros Technology, Inc.	11,311	466,579
Easterly Government Properties, Inc.	4,683	89,352
EastGroup Properties, Inc.	4,835	355,663
Education Realty Trust, Inc.	10,445	450,597
Empire State Realty Trust, Inc., Class A	18,394	385,354
EPR Properties	9,827	773,778
Equity Commonwealth (a)	19,392	586,026
Equity Lifestyle Properties, Inc.	12,194	941,133
Equity One, Inc.	13,874	424,683
FelCor Lodging Trust, Inc.	19,873	127,783
First Industrial Realty Trust, Inc.	17,418	491,536
First Potomac Realty Trust	9,864	90,256
Franklin Street Properties Corp.	15,738	198,299
Geo Group, Inc.	11,702	278,274
Getty Realty Corp.	4,438	106,201
Gladstone Commercial Corp.	5,033	93,765
Global Net Lease, Inc.	27,324	222,964
Government Properties Income Trust	8,160	184,579
Gramercy Property Trust	62,662	604,062
Healthcare Realty Trust, Inc.	16,761	570,880
Healthcare Trust of America, Inc., Class A	20,950	683,389
Hersha Hospitality Trust	6,587	118,698
Highwoods Properties, Inc.	14,903	776,744
Hospitality Properties Trust	24,756	735,748
Hudson Pacific Properties, Inc.	15,789	518,984
Independence Realty Trust, Inc.	8,672	78,048
Invesco Mortgage Capital, Inc.	16,844	256,534
Investors Real Estate Trust	19,805	117,840
iStar, Inc. (a)	11,959	128,320
Kilroy Realty Corp.	13,909	964,589
Kite Realty Group Trust	12,411	344,033
LaSalle Hotel Properties	16,772	400,348

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	31,494	$324,388
Liberty Property Trust	21,970	886,489
Life Storage, Inc.	7,082	629,873
LTC Properties, Inc.	5,723	297,539
Mack-Cali Realty Corp.	13,234	360,229
Medical Properties Trust, Inc.	36,205	534,748
MFA Financial, Inc.	53,544	400,509
Mid-America Apartment Communities, Inc.	11,345	1,066,317
Monmouth Real Estate Investment Corp.	10,718	152,946
MTGE Investment Corp.	7,285	125,229
National Health Investors, Inc.	5,664	444,511
National Retail Properties, Inc.	22,126	1,125,107
National Storage Affiliates Trust	6,068	127,064
New Residential Investment Corp.	38,156	526,934
New Senior Investment Group, Inc.	13,583	156,748
New York Mortgage Trust, Inc.	18,994	114,344
New York REIT, Inc.	25,678	234,954
Newcastle Investment Corp.	11,272	51,062
NexPoint Residential Trust, Inc.	3,178	62,479
NorthStar Realty Europe Corp.	9,768	106,960
NorthStar Realty Finance Corp.	27,321	359,818
Omega Healthcare Investors, Inc.	29,197	1,035,034
One Liberty Properties, Inc.	3,098	74,848
Parkway Properties, Inc.	12,106	205,923
Pebblebrook Hotel Trust	10,510	279,566
Pennsylvania Real Estate Investment Trust	10,348	238,314
PennyMac Mortgage Investment Trust (c)	10,450	162,811
Physicians Realty Trust	20,695	445,770
Piedmont Office Realty Trust, Inc., Class A	20,451	445,218
Post Properties, Inc.	7,683	508,077
Potlatch Corp.	6,073	236,179
Preferred Apartment Communities, Inc., Class A	5,436	73,440
PS Business Parks, Inc.	2,790	316,860
RAIT Financial Trust	12,466	42,135
Ramco-Gershenson Properties Trust	12,330	231,064
Rayonier, Inc.	18,797	498,872
Redwood Trust, Inc.	12,292	174,055
Regency Centers Corp.	15,532	1,203,575
Resource Capital Corp.	5,570	71,352
Retail Opportunity Investments Corp.	15,872	348,549
Retail Properties of America, Inc., Class A	36,165	607,572
RLJ Lodging Trust	18,148	381,652
RMR Group, Inc., Class A	1,340	50,840
Sabra Health Care REIT, Inc.	9,890	249,030

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Saul Centers, Inc.	1,841	$122,611
Select Income REIT	9,802	263,674
Senior Housing Properties Trust	35,803	813,086
Seritage Growth Properties, Class A (b)	3,458	175,251
Silver Bay Realty Trust Corp.	6,204	108,756
Spirit Realty Capital, Inc.	73,104	974,476
STAG Industrial, Inc.	11,254	275,836
Starwood Property Trust, Inc.	36,066	812,206
Summit Hotel Properties, Inc.	13,782	181,371
Sun Communities, Inc.	9,621	755,056
Sunstone Hotel Investors, Inc.	32,183	411,621
Tanger Factory Outlet Centers, Inc.	13,946	543,336
Taubman Centers, Inc.	9,078	675,494
Terreno Realty Corp.	7,115	195,734
Tier REIT, Inc.	7,404	114,318
Two Harbors Investment Corp.	54,500	464,885
UMH Properties, Inc.	5,693	67,861
United Development Funding IV (b)	6,320	20,224
Universal Health Realty Income Trust	1,725	108,710
Urban Edge Properties	13,543	381,100
Urstadt Biddle Properties, Inc., Class A	3,630	80,659
VEREIT, Inc.	145,876	1,512,734
Walter Investment Management Corp. (a)(b)	5,793	23,520
Washington Prime Group, Inc.	27,493	340,363
Washington Real Estate Investment Trust	10,568	328,876
Weingarten Realty Investors	17,562	684,567
Western Asset Mortgage Capital Corp.	7,954	82,881
Whitestone REIT	5,219	72,440
WP Carey, Inc.	15,958	1,029,770

		59,802,715
Software & Computer Services — 8.1%
2U, Inc. (a)	6,407	245,324
A10 Networks, Inc. (a)	6,913	73,900
ACI Worldwide, Inc. (a)	17,713	343,278
Actua Corp. (a)	6,343	82,142
Alarm.com Holdings, Inc. (a)	2,074	59,856
Allscripts Healthcare Solutions, Inc. (a)	28,232	371,815
American Software, Inc., Class A	5,062	56,188
Angie’s List, Inc. (a)	5,706	56,546
ANSYS, Inc. (a)	13,241	1,226,249
Arista Networks, Inc. (a)	6,235	530,474
Aspen Technology, Inc. (a)	12,343	577,529
athenahealth, Inc. (a)	5,991	755,585
Barracuda Networks, Inc. (a)	4,369	111,322
Benefitfocus, Inc. (a)	2,324	92,774

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
Blackbaud, Inc.	7,177	$476,122
Blucora, Inc. (a)	6,758	75,690
Boingo Wireless, Inc. (a)	6,907	71,004
Bottomline Technologies, Inc. (a)	6,070	141,492
Box, Inc., Class A (a)	7,009	110,462
Brightcove, Inc. (a)	5,883	76,773
BroadSoft, Inc. (a)	4,650	216,458
CACI International, Inc., Class A (a)	3,622	365,460
Cadence Design Systems, Inc. (a)	44,252	1,129,754
Calix, Inc. (a)	7,426	54,581
Callidus Software, Inc. (a)	9,011	165,352
Castlight Health, Inc., Class B (a)	9,141	38,027
CDW Corp.	24,522	1,121,391
ChannelAdvisor Corp. (a)	4,783	61,844
Ciber, Inc. (a)	11,476	13,197
Cogent Communications Group, Inc.	5,978	220,050
CommerceHub, Inc., Series A (a)	2,884	45,567
CommerceHub, Inc., Series C (a)	4,128	65,677
CommVault Systems, Inc. (a)	6,399	339,979
Computer Programs & Systems, Inc.	1,686	43,937
Computer Sciences Corp.	21,262	1,110,089
Computer Task Group, Inc.	2,432	11,430
Cornerstone OnDemand, Inc. (a)	7,793	358,088
Covisint Corp. (a)	8,788	19,158
CSG Systems International, Inc.	4,927	203,633
Cvent, Inc. (a)	3,881	123,067
Datalink Corp. (a)	3,557	37,740
Dell Technologies, Inc. - VMware, Inc., Class V Class V (a)	34,444	1,646,423
Determine, Inc. (a)	2,985	5,373
DeVry Education Group, Inc.	8,559	197,371
Digimarc Corp. (a)	1,894	72,635
DST Systems, Inc.	4,914	579,459
Ebix, Inc.	3,364	191,243
eGain Corp. (a)	1,227	3,791
Ellie Mae, Inc. (a)	5,037	530,396
Endurance International Group Holdings, Inc. (a)	9,536	83,440
Envestnet, Inc. (a)	6,555	238,930
EPAM Systems, Inc. (a)	6,794	470,892
EPIQ Systems, Inc.	5,356	88,320
Evolving Systems, Inc.	2,275	9,896
Fair Isaac Corp.	4,627	576,478
FalconStor Software, Inc. (a)	12,659	13,165
FireEye, Inc. (a)	22,955	338,127
Five9, Inc. (a)	6,058	94,989
Forrester Research, Inc.	1,630	63,407
Fortinet, Inc. (a)	22,211	820,252
Gartner, Inc. (a)	12,511	1,106,598
Gigamon, Inc. (a)	4,621	253,231
GoDaddy, Inc., Class A (a)	7,046	243,298

Common Stocks	Shares	Value
Software & Computer Services (continued)
Gogo, Inc. (a)(b)	8,869	$97,914
Great Elm Capital Group, Inc. (a)	1,986	9,314
GSE Systems, Inc. (a)	5,963	17,173
Guidance Software, Inc. (a)	4,351	25,932
Guidewire Software, Inc. (a)	11,184	670,816
Hackett Group, Inc.	4,211	69,566
Hortonworks, Inc. (a)	6,260	52,271
HubSpot, Inc. (a)	4,668	268,970
IAC/InterActiveCorp	11,156	696,915
Immersion Corp. (a)	5,072	41,388
IMS Health Holdings, Inc. (a)	18,042	565,436
Infoblox, Inc. (a)	8,169	215,417
Innodata, Inc. (a)	6,741	16,583
Interactive Intelligence Group, Inc. (a)	2,695	162,077
Internap Corp. (a)	9,211	15,198
IntraLinks Holdings, Inc. (a)	6,886	69,273
j2 Global, Inc.	7,099	472,864
Jive Software, Inc. (a)	9,460	40,300
KEYW Holding Corp. (a)	6,373	70,358
Leidos Holdings, Inc.	21,458	928,702
Limelight Networks, Inc. (a)	11,498	21,501
LivePerson, Inc. (a)	8,346	70,190
LogMeIn, Inc.	3,829	346,103
Manhattan Associates, Inc. (a)	10,859	625,696
Mastech Holdings, Inc. (a)	1,020	8,262
Match Group, Inc. (a)(b)	6,727	119,673
Medidata Solutions, Inc. (a)	8,294	462,473
MeetMe, Inc. (a)	8,480	52,576
Mentor Graphics Corp.	16,164	427,376
MicroStrategy, Inc., Class A (a)	1,413	236,593
Mitek Systems, Inc. (a)	6,170	51,149
MobileIron, Inc. (a)	8,172	22,473
Model N, Inc. (a)	4,111	45,673
Monotype Imaging Holdings, Inc.	6,127	135,468
Netscout Systems, Inc. (a)	14,040	410,670
NetSuite, Inc. (a)	5,753	636,800
New Relic, Inc. (a)	4,759	182,365
NIC, Inc.	9,602	225,647
Nuance Communications, Inc. (a)	37,998	550,971
Palo Alto Networks, Inc. (a)	13,553	2,159,400
Paycom Software, Inc. (a)	6,073	304,440
PC-Tel, Inc.	4,538	24,006
PDF Solutions, Inc. (a)	4,645	84,400
Pegasystems, Inc.	5,608	165,380
Perficient, Inc. (a)	5,910	119,087
Premier, Inc., Class A (a)	7,249	234,433
Progress Software Corp. (a)	7,313	198,914
Proofpoint, Inc. (a)	6,369	476,720
PROS Holdings, Inc. (a)	4,092	92,520
PTC, Inc. (a)	17,444	772,944
Q2 Holdings, Inc. (a)	4,257	122,006
QAD, Inc., Class A	906	20,276

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
QAD, Inc., Class B	1,021	$19,910
Quality Systems, Inc.	6,990	79,127
Qualys, Inc. (a)	4,507	172,122
Rackspace Hosting, Inc. (a)	16,257	515,184
RealPage, Inc. (a)	8,368	215,058
Rightside Group Ltd. (a)	2,809	25,562
RigNet, Inc. (a)	2,435	36,817
RingCentral, Inc., Class A (a)	9,479	224,273
Rocket Fuel, Inc. (a)	5,595	14,771
Rosetta Stone, Inc. (a)	3,678	31,189
Science Applications International Corp.	6,700	464,779
ServiceNow, Inc. (a)	24,883	1,969,489
Shutterstock, Inc. (a)	2,987	190,272
Silver Spring Networks, Inc. (a)	6,698	94,978
Smith Micro Software, Inc. (a)	3,086	6,265
SoftBrands, Inc. (a)	114	—
Splunk, Inc. (a)	20,161	1,183,048
SPS Commerce, Inc. (a)	2,618	192,187
Square, Inc., Class A (a)	2,654	30,946
SS&C Technologies Holdings, Inc.	25,182	809,601
Support.com, Inc. (a)	17,347	14,572
Synchronoss Technologies, Inc. (a)	6,422	264,458
Synopsys, Inc. (a)	22,815	1,354,070
Syntel, Inc. (a)	4,141	173,549
Tableau Software, Inc., Class A (a)	8,268	456,972
Tangoe, Inc. (a)	4,872	40,194
TeleNav, Inc. (a)	5,854	33,543
TiVo Corp. (a)	18,079	352,179
Twilio, Inc. (a)(b)	1,762	113,402
Twitter, Inc. (a)	89,804	2,069,982
Tyler Technologies, Inc. (a)	5,047	864,198
Ultimate Software Group, Inc. (a)	4,390	897,272
Unisys Corp. (a)	7,423	72,300
Vantiv, Inc., Class A (a)	23,631	1,329,716
Varonis Systems, Inc. (a)	2,808	84,521
VASCO Data Security International, Inc. (a)	4,683	82,468
Vectrus, Inc. (a)	1,852	28,206
Veeva Systems, Inc., Class A (a)	14,853	613,132
Verint Systems, Inc. (a)	9,491	357,146
VirnetX Holding Corp. (a)(b)	6,877	21,044
Virtusa Corp. (a)	4,107	101,361
VMware, Inc., Class A (a)(b)	11,960	877,266
Voltari Corp. (a)(b)	1,272	3,358
Web.com Group, Inc. (a)	8,012	138,367
Workday, Inc., Class A (a)	18,028	1,652,987
Workiva, Inc. (a)	3,410	61,823
Zendesk, Inc. (a)	11,186	343,522
Zix Corp. (a)	10,588	43,411
Zynga, Inc., Class A (a)	116,831	339,978

		51,879,945

Common Stocks	Shares	Value
Support Services — 4.7%
ABM Industries, Inc.	8,327	$330,582
Acacia Research Corp.	8,239	53,718
Advisory Board Co. (a)	6,250	279,625
AM Castle & Co. (a)	3,838	3,070
Amdocs Ltd.	22,361	1,293,584
AMN Healthcare Services, Inc. (a)	7,153	227,966
Applied Industrial Technologies, Inc.	5,724	267,540
ARC Document Solutions, Inc. (a)	6,901	25,810
Barnes Group, Inc.	7,338	297,556
Barrett Business Services, Inc.	1,189	58,986
Bazaarvoice, Inc. (a)	12,100	71,511
Black Box Corp.	2,668	37,085
Booz Allen Hamilton Holding Corp.	19,156	605,521
Brink’s Co.	6,657	246,842
Broadridge Financial Solutions, Inc.	17,839	1,209,306
Cardtronics PLC, Class A (a)	6,774	302,120
Cartesian, Inc. (a)	2,116	1,312
Casella Waste Systems, Inc., Class A (a)	7,582	78,095
Cass Information Systems, Inc.	1,314	74,438
CBIZ, Inc. (a)	9,058	101,359
CDI Corp.	1,891	10,722
CEB, Inc.	4,733	257,807
Cenveo, Inc. (a)	1,842	12,986
Clean Harbors, Inc. (a)	7,847	376,499
Comfort Systems USA, Inc.	5,684	166,598
Convergys Corp.	14,425	438,809
CoreLogic, Inc. (a)	13,193	517,429
Corrections Corp. of America	17,915	248,481
CoStar Group, Inc. (a)	4,952	1,072,257
CRA International, Inc. (a)	1,964	52,223
Crawford & Co., Class B	3,693	41,916
Cross Country Healthcare, Inc. (a)	5,168	60,879
Deluxe Corp.	7,253	484,645
DHI Group, Inc. (a)	8,680	68,485
DigitalGlobe, Inc. (a)	9,636	264,990
DXP Enterprises, Inc. (a)	1,896	53,448
Ennis, Inc.	3,906	65,816
Essendant, Inc.	5,328	109,331
Euronet Worldwide, Inc. (a)	7,929	648,830
Everi Holdings, Inc. (a)	10,402	25,693
EVERTEC, Inc.	9,459	158,722
Evolent Health, Inc., Class A (a)	2,726	67,114
ExlService Holdings, Inc. (a)	5,026	250,496
ExOne Co. (a)	1,784	27,152
Exponent, Inc.	3,885	198,368
First Data Corp., Class A (a)	27,590	363,084
FleetCor Technologies, Inc. (a)	18,219	3,165,187
Franklin Covey Co. (a)	2,677	47,677
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,259	278,901

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
G&K Services, Inc., Class A	2,985	$285,038
Genpact Ltd. (a)	21,063	504,459
GP Strategies Corp. (a)	2,813	69,256
HD Supply Holdings, Inc. (a)	30,472	974,495
Heidrick & Struggles International, Inc.	2,753	51,068
Heritage-Crystal Clean, Inc. (a)	3,226	42,841
Hudson Global, Inc.	7,493	11,539
Huron Consulting Group, Inc. (a)	3,240	193,622
ICF International, Inc. (a)	3,065	135,841
Imperva, Inc. (a)	4,450	239,010
InnerWorkings, Inc. (a)	7,279	68,568
Inovalon Holdings, Inc., Class A (a)	10,521	154,764
Insperity, Inc.	2,827	205,353
Jack Henry & Associates, Inc.	11,869	1,015,393
Kaman Corp.	3,995	175,460
Kelly Services, Inc., Class A	4,059	78,014
Kforce, Inc.	3,944	80,813
Korn/Ferry International	8,464	177,744
LifeLock, Inc. (a)	12,412	210,011
LinkedIn Corp., Class A (a)	17,970	3,434,426
Lionbridge Technologies, Inc. (a)	10,173	50,865
ManpowerGroup, Inc.	10,372	749,481
MAXIMUS, Inc.	9,832	556,098
McGrath RentCorp	3,639	115,393
Mistras Group, Inc. (a)	2,701	63,392
Mobile Mini, Inc.	6,403	193,371
ModusLink Global Solutions, Inc. (a)	9,568	15,692
Monster Worldwide, Inc. (a)	14,709	53,099
MSC Industrial Direct Co., Inc., Class A	6,823	500,876
Navigant Consulting, Inc. (a)	7,309	147,788
NeuStar, Inc., Class A (a)	7,934	210,965
Odyssey Marine Exploration, Inc. (a)(b)	2,444	8,530
On Assignment, Inc. (a)	7,474	271,231
Park-Ohio Holdings Corp.	1,321	48,150
Perma-Fix Environmental Services (a)	4,810	24,242
Planet Payment, Inc. (a)	9,438	35,015
Power Solutions International, Inc. (a)(b)	815	8,354
Press Ganey Holdings, Inc. (a)	3,369	136,108
PRGX Global, Inc. (a)	6,115	28,802
Quad/Graphics, Inc.	4,359	116,472
Quest Resource Holding Corp. (a)	2,241	4,527
Resources Connection, Inc.	5,694	85,068
RPX Corp. (a)	8,380	89,582
RR Donnelley & Sons Co.	31,940	502,097
Schnitzer Steel Industries, Inc., Class A	4,015	83,914

Common Stocks	Shares	Value
Support Services (continued)
ServiceSource International, Inc. (a)	10,518	$51,328
Sharps Compliance Corp. (a)	3,499	15,151
StarTek, Inc. (a)	3,340	20,842
Sykes Enterprises, Inc. (a)	5,857	164,757
Team, Inc. (a)	4,703	153,835
TeleTech Holdings, Inc.	2,549	73,896
Tetra Tech, Inc.	8,381	297,274
TransUnion (a)	10,964	378,258
TriNet Group, Inc. (a)	5,713	123,572
TrueBlue, Inc. (a)	6,460	146,384
U.S. Ecology, Inc.	3,348	150,124
UniFirst Corp.	2,344	309,080
Universal Technical Institute, Inc.	3,377	6,011
Viad Corp.	3,107	114,555
WageWorks, Inc. (a)	5,609	341,644
WEX, Inc. (a)	5,886	636,218
		30,290,327
Technology Hardware & Equipment — 4.3%
3D Systems Corp. (a)	15,956	286,410
Acacia Communications, Inc. (a)(b)	722	74,568
ADTRAN, Inc.	7,492	143,397
Advanced Energy Industries, Inc. (a)	6,210	293,857
Advanced Micro Devices, Inc. (a)	97,756	675,494
Agilysys, Inc. (a)	3,119	34,683
Alpha & Omega Semiconductor Ltd. (a)	2,913	63,270
Amkor Technology, Inc. (a)	18,642	181,200
Amtech Systems, Inc. (a)	2,148	10,654
Applied Micro Circuits Corp. (a)	12,769	88,745
Applied Optoelectronics, Inc. (a)	2,758	61,255
ARRIS International PLC (a)	28,649	811,626
Axcelis Technologies, Inc. (a)	4,811	63,890
Brocade Communications Systems, Inc.	60,606	559,393
Brooks Automation, Inc.	10,683	145,396
Cabot Microelectronics Corp.	3,590	189,947
CalAmp Corp. (a)	5,908	82,417
Cavium, Inc. (a)	9,891	575,656
CEVA, Inc. (a)	3,467	121,588
Ciena Corp. (a)	20,925	456,165
Cirrus Logic, Inc. (a)	9,403	499,769
Clearfield, Inc. (a)	2,370	44,556
Cohu, Inc.	4,081	47,911
CommScope Holding Co., Inc. (a)	24,012	723,001
Comtech Telecommunications Corp.	3,715	47,589
Concurrent Computer Corp.	3,805	20,928
Cray, Inc. (a)	6,048	142,370
Cree, Inc. (a)	14,947	384,437
Cypress Semiconductor Corp.	48,113	585,054

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Dataram Corp. (a)(b)	297	$368
Diebold, Inc.	11,075	274,549
Digi International, Inc. (a)	4,719	53,797
Diodes, Inc. (a)	5,690	121,425
DSP Group, Inc. (a)	4,564	54,814
Dycom Industries, Inc. (a)	4,740	387,637
EchoStar Corp., Class A (a)	7,058	309,352
Electronics for Imaging, Inc. (a)	7,109	347,772
Emcore Corp.	4,624	26,357
Entegris, Inc. (a)	21,468	373,973
ePlus, Inc. (a)	1,102	104,040
Exar Corp. (a)	7,831	72,907
Extreme Networks, Inc. (a)	15,559	69,860
Finisar Corp. (a)	16,635	495,723
FormFactor, Inc. (a)	11,782	127,835
GigPeak, Inc. (a)	13,467	31,647
GSI Technology, Inc. (a)	4,254	20,121
Harmonic, Inc. (a)	12,042	71,409
Hutchinson Technology, Inc. (a)	7,004	27,876
ID Systems, Inc. (a)	3,541	17,351
Identiv, Inc. (a)	3,365	7,336
Infinera Corp. (a)	22,378	202,073
Ingram Micro, Inc., Class A	22,268	794,077
Inphi Corp. (a)	5,706	248,268
Insight Enterprises, Inc. (a)	5,507	179,253
Integrated Device Technology, Inc. (a)	20,498	473,504
InterDigital, Inc.	5,107	404,474
Intersil Corp., Class A	20,048	439,653
Intra-Cellular Therapies, Inc. (a)	5,242	79,888
InvenSense, Inc. (a)	13,867	102,893
Ixia (a)	10,186	127,325
IXYS Corp.	3,911	47,128
Kopin Corp. (a)	11,813	25,752
Kulicke & Soffa Industries, Inc. (a)	10,388	134,317
KVH Industries, Inc. (a)	2,945	25,945
Lantronix, Inc. (a)	9,095	12,733
Lattice Semiconductor Corp. (a)	19,222	124,751
Lexmark International, Inc., Class A	9,248	369,550
Loral Space & Communications, Inc. (a)	1,784	69,772
LRAD Corp.	8,678	16,228
Lumentum Holdings, Inc. (a)	8,277	345,730
Marvell Technology Group Ltd.	66,222	878,766
Maxim Integrated Products, Inc.	42,572	1,699,900
MaxLinear, Inc., Class A (a)	8,148	165,160
Mercury Systems, Inc. (a)	6,091	149,656
Microsemi Corp. (a)	16,818	706,020
MKS Instruments, Inc.	8,009	398,288
Monolithic Power Systems, Inc.	5,621	452,490
MoSys, Inc. (a)	14,659	10,994
Nanometrics, Inc. (a)	4,363	97,469
NCR Corp. (a)	18,586	598,283

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Neonode, Inc. (a)	12,904	$14,711
NeoPhotonics Corp. (a)	4,903	80,115
NETGEAR, Inc. (a)	4,903	296,582
Nimble Storage, Inc. (a)	9,701	85,660
Oclaro, Inc. (a)	17,851	152,626
ON Semiconductor Corp. (a)	62,736	772,908
Optical Cable Corp.	1,750	4,445
PAR Technology Corp. (a)	3,332	17,893
ParkerVision, Inc. (a)(b)	4,644	19,783
PC Connection, Inc.	1,900	50,198
Pendrell Corp. (a)	28,997	19,866
Photronics, Inc. (a)	10,897	112,348
Pixelworks, Inc. (a)	5,286	14,748
Plantronics, Inc.	5,004	260,008
Power Integrations, Inc.	4,369	275,378
Pure Storage, Inc., Class A (a)	10,303	139,606
Quantum Corp. (a)	45,364	33,397
QuickLogic Corp. (a)	9,826	7,468
Qumu Corp. (a)	2,149	4,921
Rambus, Inc. (a)	16,362	204,525
Rudolph Technologies, Inc. (a)	5,365	95,175
ScanSource, Inc. (a)	4,115	150,198
Seachange International, Inc. (a)	7,106	21,247
Semtech Corp. (a)	9,792	271,532
ShoreTel, Inc. (a)	10,755	86,040
Sigma Designs, Inc. (a)	6,054	47,161
Silicon Graphics International Corp. (a)	5,817	44,791
Silicon Laboratories, Inc. (a)	6,196	364,325
Sonic Foundry, Inc. (a)	2,214	12,863
Sonus Networks, Inc. (a)	8,411	65,438
SunEdison Semiconductor, Ltd. (a)	6,099	69,468
Sunworks, Inc. (a)(b)	4,851	12,467
Super Micro Computer, Inc. (a)	6,046	141,295
Synaptics, Inc. (a)	5,190	304,030
SYNNEX Corp.	4,224	482,001
Systemax, Inc.	1,844	14,604
Tech Data Corp. (a)	5,204	440,831
Teradyne, Inc.	30,394	655,903
Tessera Technologies, Inc.	7,141	274,500
TransAct Technologies, Inc.	2,692	19,840
TransEnterix, Inc. (a)(b)	10,957	18,517
Ubiquiti Networks, Inc. (a)	3,998	213,893
Ultra Clean Holdings, Inc. (a)	5,086	37,687
Ultratech, Inc. (a)	3,837	88,558
USA Technologies, Inc. (a)	7,417	41,572
VeriFone Systems, Inc. (a)	16,285	256,326
ViaSat, Inc. (a)	6,892	514,488
Viavi Solutions, Inc. (a)	36,093	266,727
Violin Memory, Inc. (a)	4,153	3,032
Vocera Communications, Inc. (a)	4,197	70,929
VOXX International Corp. (a)	4,073	12,178
West Corp.	7,325	161,736

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Xcerra Corp. (a)	9,468	$57,376

		27,675,629
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	25,946
Schweitzer-Mauduit International, Inc.	4,407	169,934
Universal Corp.	3,477	202,431
Vector Group Ltd.	14,824	319,160

		717,471
Travel & Leisure — 4.6%
Allegiant Travel Co.	1,928	254,631
AMC Entertainment Holdings, Inc., Class A	3,122	97,063
Aramark	36,865	1,401,976
Avis Budget Group, Inc. (a)	14,064	481,129
Belmond Ltd., Class A (a)	12,500	158,875
Biglari Holdings, Inc. (a)	187	81,536
BJ’s Restaurants, Inc. (a)	3,216	114,329
Bloomin’ Brands, Inc.	17,630	303,941
Bob Evans Farms, Inc.	3,169	121,373
Boyd Gaming Corp. (a)	12,688	250,969
Bravo Brio Restaurant Group, Inc. (a)	3,322	15,879
Brinker International, Inc.	8,179	412,467
Buffalo Wild Wings, Inc. (a)	2,751	387,176
Caesars Entertainment Corp. (a)(b)	8,936	66,573
Carmike Cinemas, Inc. (a)	3,932	128,537
Carrols Restaurant Group, Inc. (a)	6,109	80,700
Century Casinos, Inc. (a)	6,355	43,913
Cheesecake Factory, Inc.	6,609	330,846
Choice Hotels International, Inc.	5,449	245,641
Churchill Downs, Inc.	1,825	267,089
Chuy’s Holdings, Inc. (a)	2,773	77,478
Cinemark Holdings, Inc.	16,076	615,389
ClubCorp Holdings, Inc.	9,819	142,081
Cracker Barrel Old Country Store, Inc.	3,588	474,405
Dave & Buster’s Entertainment, Inc. (a)	5,755	225,481
Del Frisco’s Restaurant Group, Inc. (a)	4,306	58,002
Del Taco Restaurants, Inc. (a)	6,237	74,345
Denny’s Corp. (a)	12,272	131,188
DineEquity, Inc.	2,576	203,993
Domino’s Pizza, Inc.	7,322	1,111,846
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,608
Dover Motorsports, Inc.	1,592	3,932
Dunkin’ Brands Group, Inc.	14,048	731,620
El Pollo Loco Holdings, Inc. (a)	3,382	42,579
Eldorado Resorts, Inc. (a)	4,161	58,504

Common Stocks	Shares	Value
Travel & Leisure (continued)
Empire Resorts, Inc. (a)(b)	827	$16,738
Entertainment Gaming Asia, Inc. (a)	791	1,511
Extended Stay America, Inc.	10,631	150,960
Famous Dave’s Of America, Inc. (a)	1,498	8,209
Fiesta Restaurant Group, Inc. (a)	4,111	98,664
Four Corners Property Trust, Inc.	7,624	162,620
Full House Resorts, Inc. (a)	12,945	23,171
Gaming Partners International Corp. (a)	1,026	10,876
Habit Restaurants, Inc., Class A (a)	2,486	34,804
Hawaiian Holdings, Inc. (a)	7,927	385,252
Herc Holdings, Inc. (a)	3,841	129,442
Hertz Global Holdings, Inc. (a)	11,270	452,603
Hilton Worldwide Holdings, Inc.	78,456	1,798,996
Hyatt Hotels Corp., Class A (a)	3,696	181,917
International Speedway Corp., Class A	3,864	129,135
Interval Leisure Group, Inc.	15,784	271,011
Isle of Capri Casinos, Inc. (a)	3,638	81,055
J Alexander’s Holdings, Inc. (a)	4,126	41,796
Jack in the Box, Inc.	4,878	467,995
Jamba, Inc. (a)(b)	3,045	33,251
JetBlue Airways Corp. (a)	48,385	834,157
La Quinta Holdings, Inc. (a)	12,475	139,470
Las Vegas Sands Corp.	54,859	3,156,587
Liberty Braves Group, Class A (a)	2,717	47,412
Liberty Braves Group, Class C (a)	5,069	88,099
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,940	239,039
Luby’s, Inc. (a)	5,639	24,191
Madison Square Garden Co., Class A (a)	2,388	404,551
Marcus Corp.	3,067	76,798
Marriott Vacations Worldwide Corp.	3,630	266,152
MGM Resorts International (a)	71,612	1,864,060
Monarch Casino & Resort, Inc. (a)	2,088	52,555
Morgans Hotel Group Co. (a)	6,164	12,451
Noodles & Co. (a)	3,634	17,298
Norwegian Cruise Line Holdings Ltd. (a)	24,573	926,402
Panera Bread Co., Class A (a)	3,443	670,421
Papa John’s International, Inc.	4,041	318,633
Penn National Gaming, Inc. (a)	11,873	161,117
Pinnacle Entertainment, Inc. (a)	9,766	120,512
Planet Fitness, Inc., Class A (a)	4,357	87,445
Popeyes Louisiana Kitchen, Inc. (a)	3,356	178,338
Potbelly Corp. (a)	4,799	59,651
RCI Hospitality Holdings, Inc.	2,654	30,601
Reading International, Inc., Class A (a)	3,819	50,984
Red Lion Hotels Corp. (a)	5,052	42,134

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Red Robin Gourmet Burgers, Inc. (a)	2,228	$100,126
Red Rock Resorts, Inc., Class A	4,813	113,539
Regal Entertainment Group, Class A	13,677	297,475
Ruby Tuesday, Inc. (a)	10,132	25,330
Ruth’s Hospitality Group, Inc.	4,841	68,355
Ryman Hospitality Properties, Inc.	7,361	354,506
Sabre Corp.	31,232	880,118
Scientific Games Corp., Class A (a)	7,878	88,785
SeaWorld Entertainment, Inc.	9,937	133,951
Shake Shack, Inc., Class A (a)	2,951	102,311
Six Flags Entertainment Corp.	12,972	695,429
SkyWest, Inc.	7,663	202,380
Sonic Corp.	7,093	185,695
Speedway Motorsports, Inc.	1,762	31,469
Spirit Airlines, Inc. (a)	10,544	448,436
Texas Roadhouse, Inc.	9,590	374,298
Town Sports International Holdings, Inc. (a)	5,154	15,926
Travelport Worldwide Ltd.	17,222	258,847
Travelzoo, Inc. (a)	2,100	26,943
Vail Resorts, Inc.	5,440	853,427
Virgin America, Inc. (a)	2,950	157,854
Wendy’s Co.	30,432	328,665
Wingstop, Inc.	3,532	103,488
World Wrestling Entertainment, Inc.	5,646	120,260
Zoe’s Kitchen, Inc. (a)	3,126	69,366

		29,589,137
Total Common Stocks — 97.8%		628,177,015

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—

Other Interests (continued)	Beneficial Interest (000)	Value
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc.	$4	$—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights — 0.0%	Shares
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR, 07/16/18 (a)	8,850	28,099
Total Long-Term Investments (Cost — $427,861,895) — 97.8%		628,205,159

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(e)	10,738,620	10,738,620

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(e)(f)	$8,480	8,480,019
Total Short-Term Securities (Cost — $19,218,639) — 3.0%		19,218,639
Total Investments (Cost — $447,080,534*) — 100.8%		647,423,798
Liabilities in Excess of Other Assets — (0.8)%		(5,261,264)

Net Assets — 100.0%		$642,162,534

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$450,296,514

Gross unrealized appreciation	$247,679,259
Gross unrealized depreciation	(50,551,975)

Net unrealized appreciation	$197,127,284

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,610,860	—		(15,610,860)[1]	—	—	$35,869
BlackRock Liquidity Series, LLC, Money Market Series	$9,970,723	—		$(1,490,704)[1]	$8,480,019	$8,480,019	673,855	[2]
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	10,738,620	[1]	—	10,738,620	10,738,620	2,912
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	162,811	9,823
Total						$19,381,450	$722,459

[1]    Represents net shares/beneficial interest purchased/sold.

[2]    Represents securities lending income earned from the reinvestment of cash collateral loaned from securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
61	Russell 2000 Mini Index	December 2016	$7,614,630	$17,236
41	S&P MidCap 400 E-Mini Index	December 2016	$6,353,360	(28,351)
Total				$(11,115)

Portfolio Abbreviation

REIT	Real Estate Investment Trust

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	29

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$9,504,774	—	—	$9,504,774
Alternative Energy	844,319	—	—	844,319
Automobiles & Parts	11,772,770	—	—	11,772,770
Banks	42,488,914	$27,079	—	42,515,993
Beverages	499,384	—	—	499,384
Chemicals	15,720,259	—	—	15,720,259
Construction & Materials	15,131,362	—	—	15,131,362
Electricity	9,011,756	—	—	9,011,756
Electronic & Electrical Equipment	17,289,307	—	—	17,289,307
Financial Services	26,923,151	—	—	26,923,151
Fixed Line Telecommunications	1,989,310	—	—	1,989,310
Food & Drug Retailers	4,352,199	—	—	4,352,199
Food Producers	13,383,089	—	—	13,383,089
Forestry & Paper	1,392,051	—	—	1,392,051
Gas, Water & Multi-Utilities	9,901,438	—	—	9,901,438
General Industrials	9,763,554	—	—	9,763,554
General Retailers	25,759,059	—	—	25,759,059

30	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Health Care Equipment & Services	$32,726,286	—	—	$32,726,286
Household Goods & Home Construction	9,543,184	—	—	9,543,184
Industrial Engineering	18,180,800	$14,079	—	18,194,879
Industrial Metals & Mining	4,367,248	19,478	—	4,386,726
Industrial Transportation	7,772,411	—	—	7,772,411
Leisure Goods	5,557,743	—	—	5,557,743
Life Insurance	1,994,930	—	—	1,994,930
Media	25,018,376	—	—	25,018,376
Mining	3,371,650	—	—	3,371,650
Mobile Telecommunications	5,918,870	—	—	5,918,870
Nonlife Insurance	21,737,402	—	—	21,737,402
Oil & Gas Producers	15,629,446	—	—	15,629,446
Oil Equipment, Services & Distribution	8,434,069	—	—	8,434,069
Personal Goods	6,177,567	—	—	6,177,567
Pharmaceuticals & Biotechnology	35,549,122	—	$24,265	35,573,387
Real Estate Investment & Services	10,431,091	—	—	10,431,091
Real Estate Investment Trusts (REITs)	59,782,490	20,224	—	59,802,714
Software & Computer Services	51,879,945	—	—	51,879,945
Support Services	30,290,327	—	—	30,290,327
Technology Hardware & Equipment	27,675,629	—	—	27,675,629
Tobacco	717,471	—	—	717,471
Travel & Leisure	29,589,137	—	—	29,589,137
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Technology Hardware & Equipment	—	—	28,099	28,099
Short-Term Securities:
Money Market Funds	10,738,620	8,480,019	—	19,218,639

Total	$638,810,510	$8,560,879	$52,409	$647,423,798

Derivative Financial Instruments [1]
Assets:
Equity contracts	$17,236	—	—	$17,236
Liabilities:
Equity contracts	(28,351)	—	—	(28,351)

Total	$(11,115)	—	—	$(11,115)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016	31

Schedule of Investments (concluded)	Master Extended Market Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$614,700	—	—	$614,700
Liabilities:
Bank overdraft	—	$(110)	—	(110)
Collateral on securities loaned at value	—	(8,480,019)	—	(8,480,019)

Total	$614,700	$(8,480,129)	—	$(7,865,429)

During the period ended September 30, 2016, there were no transfers between levels.

32	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 22, 2016